As filed with the U.S. Securities and Exchange Commission on June 19, 1997.

                    Registration Nos. 333-11125 and 811-07795


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 3


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 AMENDMENT NO. 4



                                JPM SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 557-0700

                 John E. Pelletier, c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                           Copy to:   Stephen K. West, Esq.
                                      Sullivan & Cromwell
                                      125 Broad Street
                                      New York, New York 10004


It is proposed that this filing will become effective (check appropriate box):


[ ]  Immediately  upon  filing  pursuant to  paragraph  (b)
[X] on June 23, 1997 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(i)
[ ] on (date) pursuant to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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





The Registrant has previously elected to register an indefinite number of shares of Registrant and any series thereof hereinafter created under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. (Incorporated herein from Registrant's registration statement on Form N-1A as filed on August 29, 1996, Accession No. 0000912057-96-019242.) The Registrant has filed a Rule 24f-2 notice with respect to California Bond Fund (for its fiscal year ended April 30, 1997) on June 6, 1997. The Registrant expects to file a Rule 24f-2 notice with respect to its other series as follows: Tax Aware U.S. Equity Fund and Tax Aware Disciplined Equity Fund (for their fiscal years ending October 31, 1997) on or before December 30, 1997.





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



                                JPM SERIES TRUST
                              CROSS-REFERENCE SHEET
                            (As Required by Rule 495)


PART A ITEM NO.:  Prospectus Headings.

1.       COVER PAGE:  Cover Page.

2.       SYNOPSIS:  Expense Table.


3.       CONDENSED FINANCIAL INFORMATION: Financial Highlights.


4. GENERAL DESCRIPTION OF REGISTRANT: Cover Page; Expense Table; Investment Objective and Policies; Additional Investment Practices and Risks; Investment Policies and Restrictions; Organization.

5. MANAGEMENT OF THE FUND: Management of the Fund; Shareholder Servicing; Additional Information.

5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:  Not applicable.

6. CAPITAL STOCK AND OTHER SECURITIES: Net Asset Value; Purchase of Shares; Taxes; Dividends and Distributions; Organization.

7. PURCHASE OF SECURITIES BEING OFFERED: Purchase of Shares; Exchange of Shares (if applicable); Who May be a Suitable Investor in the Fund(s); Dividends and Distributions; Net Asset Value.

8. REDEMPTION OR REPURCHASE: Redemption of Shares; Exchange of Shares (if applicable); Net Asset Value.

9.       PENDING LEGAL PROCEEDINGS:  Not applicable.

PART B ITEM NO.:  Statement of Additional Information Headings.

10.      COVER PAGE:  Cover Page.

11.      TABLE OF CONTENTS:  Table of Contents.

12.      GENERAL INFORMATION AND HISTORY:  General.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Investment Restrictions; Appendices A and B.

14.      MANAGEMENT OF THE FUND:  Trustees and Officers.

15.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:  Description of
         Shares.


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



16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Distributor; Co-Administrator; Services Agent; Custodian and Transfer Agent; Independent Accountants; Expenses.

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES:  Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares.

20.      TAX STATUS:  Taxes.

21.      UNDERWRITERS:  Distributor.

22.      CALCULATION OF PERFORMANCE DATA:  Performance Data.

23.      FINANCIAL STATEMENTS:  Financial Statements.

PART C

         Information required to be included in Part C is set forth under the appropriately numbered items included in Part C of this registration statement.



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



                                EXPLANATORY NOTE


This post-effective amendment no. 3 to the Registrant's registration statement on Form N-1A (File no. 333-11125) is being filed pursuant to the Registrant's undertaking to file a post-effective amendment to the Registration Statement, using financials which need not be certified, within four to six months following the date of commencement of public investment operations of the Registrant's three series of shares of beneficial interest.


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
--------------------------------------------------------------------------------


PROSPECTUS
JPM Series Trust
JPM Pierpont Shares: Tax Aware U.S. Equity Fund
JPM Pierpont Shares: Tax Aware Disciplined Equity Fund
60 State Street
Boston, Massachusetts 02109
For information call (800) 521-5411



Tax Aware U.S. Equity Fund and Tax Aware Disciplined Equity Fund (the "Funds") each seek to provide high total return, while being sensitive to the impact of capital gains taxes on investors' returns. The Funds are designed for long-term investors. Each Fund invests primarily in common stocks and other equity securities of large and medium-sized U.S. companies.


The Funds are series of JPM Series Trust (the "Trust") and are advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").


This Prospectus sets forth concisely the information about the JPM Pierpont Shares of each Fund that a prospective investor should know before investing and should be retained for future reference. Additional information has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated June 25, 1997, as amended or supplemented from time to time. This information is incorporated herein by reference and is available without charge upon written request from the Funds' Distributor or by calling (800) 221-7930. The Funds' Distributor is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109, Attention: JPM Pierpont Tax Aware Funds.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF AN INVESTMENT IN EITHER FUND MAY FLUCTUATE AND MAY, AT THE TIME IT IS REDEEMED, BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS JUNE 25, 1997.

TABLE OF CONTENTS

                                                           PAGE
Expense Table..........................................          1
Financial Highlights...................................          3
Investment Objective and Policies......................          4
Additional Investment Practices and Risks..............          5
Management of the Funds................................          8
Shareholder Inquiries and Services.....................         10
Purchase of Shares.....................................         10

                                                           PAGE

Redemption of Shares...................................         11
Dividends and Distributions............................         13
Net Asset Value........................................         13
Taxes..................................................         13
Additional Information.................................         14
Organization...........................................         15

EXPENSE TABLE


                                                               JPM PIERPONT     JPM PIERPONT
                                                               SHARES: TAX      SHARES: TAX
                                                                AWARE U.S.         AWARE
                                                                  EQUITY        DISCIPLINED
                                                                   FUND         EQUITY FUND
                                                              --------------   --------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases(1)..............       None             None
  Sales Charge Imposed on Reinvested Distributions..........       None             None
  Deferred Sales Load.......................................       None             None
  Redemption Fees(2):
    Shares held less than 1 year............................        2%               2%
    Shares held at least 1 year but less than 5 years.......        1%               1%
    Shares held 5 years or more.............................       None             None
ANNUAL OPERATING EXPENSES(3)
  Advisory Fees.............................................       0.45%            0.35%
  Rule 12b-1 Fees...........................................       None             None
  Other Expenses (after expense reimbursement)..............       0.40%            0.20%
                                                                    ---              ---
      Total Operating Expenses (after expense
       reimbursement).......................................       0.85%            0.55%


---------

 1 Certain Eligible Institutions may charge customers fees of varying amounts in connection with the purchase of shares of a Fund through such Eligible Institutions.


 2 Redemption fees are retained by the Fund and are not paid to any other entity. The fee will be prorated if the shares redeemed have been held for time periods subject to differing fees. Each Fund intends, whenever feasible, to pay redemptions in excess of $250,000 in the Tax Aware U.S. Equity Fund and $500,000 in the Tax Aware Disciplined Equity Fund by an in-kind distribution of portfolio securities. There will be no redemption fee charged on in-kind redemptions.



 3 These expenses are expressed as a percentage of average net assets for each Fund after expense reimbursement for the fiscal period indicated in Financial Highlights below and through February 28, 1998. See Management of the Funds--Expenses. Without such reimbursement, Other Expenses and Total Operating Expenses were 2.60% and 3.05%, respectively, of Tax Aware U.S. Equity Fund on an annualized basis and 7.70% and 8.05%, respectively, of Tax Aware Disciplined Equity Fund on an annualized basis.

EXAMPLE

An investor would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return with and without redemption at the end of each time period. (However, each Fund's minimum initial investment is greater than $1,000.)


                                                               JPM PIERPONT    JPM PIERPONT
                                                               SHARES: TAX      SHARES: TAX
                                                                AWARE U.S.         AWARE
                                                                  EQUITY        DISCIPLINED
                                                                   FUND         EQUITY FUND
                                                              --------------   -------------
Assuming No Redemption
  1 Year....................................................       $  9             $ 6
  3 Years...................................................       $ 27             $18
  5 Years...................................................       $ 47             $31
  10 Years..................................................       $105             $69
Assuming Redemption at the End of Each Period
  1 Year....................................................       $ 29             $26
  3 Years...................................................       $ 37             $28
  5 Years...................................................       $ 57             $41
  10 Years..................................................       $105             $69


The above expense table is designed to assist investors in understanding the various estimated direct and indirect costs and expenses that investors in JPM Pierpont Shares of each Fund bear. For a complete description of contractual arrangements and other expenses applicable to the Funds, see Management of the Funds and Shareholder Inquiries and Services--Shareholder Servicing. THE EXAMPLE IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE OR EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS



The following selected data for a share outstanding for each Fund for the indicated periods should be read in conjunction with the financial statements and related notes which are contained in the Fund's semi-annual report and are incorporated by reference into the Statement of Additional Information. The Fund's semi-annual report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the period of the report, as well as certain related information. A copy of the Fund's semi-annual report will be made available without charge upon request.



                                                                                       JPM PIERPONT
                                                                 JPM PIERPONT             SHARES:
                                                                    SHARES:              TAX AWARE
                                                                TAX AWARE U.S.      DISCIPLINED EQUITY
                                                                  EQUITY FUND              FUND
                                                              FOR THE PERIOD FROM   FOR THE PERIOD FROM
                                                               DECEMBER 18, 1996     JANUARY 30, 1997
                                                               (COMMENCEMENT OF      (COMMENCEMENT OF
                                                                OPERATIONS) TO        OPERATIONS) TO
                                                                APRIL 30, 1997        APRIL 30, 1997
                                                                  (UNAUDITED)           (UNAUDITED)
                                                              -------------------   -------------------
Net Asset Value, Beginning of Period........................        $ 10.00               $ 10.00
                                                                    -------              --------
Income from Investment Operations
  Net Investment Income.....................................           0.03                  0.03
  Net Realized and Unrealized Gain on Investments...........           0.87                  0.22
                                                                    -------              --------

Total from Investment Operations............................           0.90                  0.25
                                                                    -------              --------
Less Distributions to Shareholders from
 Net Investment Income......................................          (0.01)                   --
                                                                    -------              --------

Net Asset Value, End of Period..............................        $ 10.89               $ 10.25
                                                                    -------              --------
                                                                    -------              --------
Total Return................................................           9.02%(b)              2.50%(b)
                                                                    -------              --------
                                                                    -------              --------
Ratios and Supplemental Data
  Net Assets, End of Period (in thousands)..................        $13,763               $ 4,450
  Ratios to Average Net Assets..............................
    Expenses................................................           0.85%(a)              0.55%(a)
    Net Investment Income...................................           0.81%(a)              1.48%(a)
    Decrease Reflected in Expense Ratio due to Expense
     Reimbursement..........................................           2.20%(a)              7.50%(a)
  Portfolio Turnover Rate...................................             16%                   12%
  Average Broker Commissions................................        $0.0300               $0.0283


---------

(a) Annualized.



(b) Not annualized.

INVESTMENT OBJECTIVE AND POLICIES


The investment objective of Tax Aware U.S. Equity Fund (the "U.S. Equity Fund") and Tax Aware Disciplined Equity Fund (the "Disciplined Equity Fund") is to provide high total return while being sensitive to the impact of capital gains taxes on investors' returns. Each Fund invests primarily in common stocks of large and medium-sized U.S. companies.

WHO MAY BE A SUITABLE INVESTOR IN THE FUNDS. The Funds are designed for long-term taxable investors who are interested in minimizing the receipt of taxable distributions. The Funds are not suitable vehicles for short-term trading or "market timing." The Funds may not be suitable for tax-deferred or tax-exempt retirement or pension plans, including Individual Retirement Accounts
(IRAs), 401(k) plans and 403(b) plans. Whenever feasible, the U.S. Equity Fund intends to satisfy redemption requests exceeding $250,000 by an in-kind distribution of portfolio securities and the Disciplined Equity Fund intends to satisfy redemption requests exceeding $500,000 in-kind. See Redemption of Shares--Redemption In-Kind. Neither Fund is a complete investment program and there is no assurance that a Fund will achieve its investment objective.


PRIMARY INVESTMENTS. Each Fund is required, under normal market conditions, to invest at least 65% of its total assets in equity securities. However, each Fund intends, under normal market conditions and to the extent practicable, to be fully invested in the common stocks and other equity securities of large and medium-sized U.S. companies and, to a lesser extent, foreign companies. Equity securities consist of exchange-traded, over-the-counter ("OTC") and unlisted common and preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations.


HOW INVESTMENTS ARE SELECTED. Morgan uses fundamental analysis, systematic stock valuation and a disciplined portfolio construction process to select equity investments for each Fund. Using a dividend discount model and based on analysts' industry expertise, Morgan ranks companies within industry sectors according to their relative values and then separates them into quintiles by sector. From those securities identified by the model as undervalued, Morgan selects securities based on several criteria, including a company's managerial strength, prospects for growth and competitive position. The U.S. Equity Fund generally invests in stocks ranked in the top two quintiles. The Disciplined Equity Fund generally invests in stocks ranked in the top three quintiles. The U.S. Equity Fund's industry sector weightings may be modestly overweighted or underweighted relative to the sector weightings in the Standard & Poor's 500 Index (the "S&P 500"). The Disciplined Equity Fund's industry sector weightings (but not necessarily the individual securities in its portfolio) are expected, under normal market conditions, to be comparable to those of the S&P 500. The U.S. Equity Fund's portfolio typically consists of between 50 and 100 stocks. The Disciplined Equity Fund's portfolio typically consists of between 250 and 300 stocks.

The following chart summarizes the principal differences between the investment policies of the U.S. Equity Fund and the Disciplined Equity Fund:


                                                                                                       NUMBER OF SECURITY
                                                        MORGAN RANKING         SECTOR WEIGHTINGS            POSITIONS
                                                       -----------------  ---------------------------  -------------------


U.S. Equity Fund.....................................  Concentrated in    May modestly over- or              50-100
                                                       Top 2 Quintiles    underweight vs. S&P 500
Disciplined Equity Fund..............................  Concentrated in    Generally, seeks to                250-300
                                                       Top 3 Quintiles    maintain weightings
                                                                          comparable to S&P 500


TAX MANAGEMENT TECHNIQUES. The Funds use Morgan's proprietary tax sensitive optimization model, which is designed to reduce, but not eliminate, the impact of capital gains taxes on shareholders' after tax total returns. Each Fund will try to minimize the realization of net short-term and long-term capital gains by matching securities sold at a gain with those sold at a loss to the extent practicable. In addition, when selling a portfolio security, each Fund will generally select the highest cost basis shares of the security to reduce the amount of realized capital gains. Because the gain on securities that have been held for more than one year is subject to a lower federal income tax rate, these securities will generally be sold before securities held less than one year. The use of these tax management techniques will not necessarily reduce a Fund's portfolio turnover rate or prevent the Funds from selling securities to the extent warranted by shareholder transactions, actual or anticipated economic, market or issuer-specific developments or other investment considerations. However, the annual portfolio turnover rate of each Fund is generally not expected to exceed 100%.

In addition, the policy of making substantial redemptions in-kind when feasible may also reduce the impact of capital gains taxes on shareholders' after tax total return. See Redemption In-Kind.

ADDITIONAL INVESTMENT PRACTICES AND RISKS

WARRANTS AND CONVERTIBLE SECURITIES. Warrants acquired by a Fund will entitle it to buy common stock at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration dates. Convertible debt securities and preferred stock entitle the Fund to acquire the issuer's stock by exchange or purchase at a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with debt obligations and to the stock market risk associated with equity securities.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities, including certain restricted and private placement securities. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. The Funds may also purchase Rule 144A securities eligible for resale to institutional investors without registration under the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by Morgan and approved by the Trustees. The Trustees will monitor Morgan's implementation of these guidelines on a periodic basis.

MONEY MARKET INSTRUMENTS. Although the Funds intend, under normal circumstances and to the extent practicable, to be fully invested in equity securities, the Funds may invest in money market instruments to invest temporary cash balances, to maintain liquidity to meet redemptions or as a defensive measure during, or in anticipation of, adverse market conditions. These money market instruments include obligations issued or guaranteed by the U.S. Government or any of its agencies and instrumentalities, commercial paper, bank obligations, repurchase agreements and other debt obligations. If a repurchase agreement counterparty defaults on its obligations, a Fund may, under some circumstances, be limited or delayed in disposing of the repurchase agreement collateral to recover its investment.

FOREIGN INVESTMENTS. Each Fund may invest up to 5% of its total assets at the time of purchase in the equity securities of foreign companies that are included in the S&P 500 or are listed on a U.S. stock exchange. These investments may be in the form of American Depositary Receipts ("ADRs") or similar securities representing interests in an underlying foreign security. ADRs are not necessarily denominated in the same currency as the underlying foreign securities. If an ADR is not sponsored by the issuer of the underlying foreign security, the institution issuing the ADR may have reduced access to information about the issuer.

Investments in foreign securities involve risks in addition to those associated with investments in the securities of U.S. issuers. These risks may include less publicly available financial and other information about foreign companies; less rigorous securities regulation; the potential imposition of currency controls, foreign withholding and other taxes; and war, expropriation or other adverse governmental actions. In addition, the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities.

WHEN-ISSUED AND FORWARD COMMITMENT TRANSACTIONS. The Funds may purchase when-issued securities and enter into other forward commitments to purchase or sell securities. The value of securities purchased on a when-issued or forward commitment basis may decline between the purchase date and the settlement date.

FUTURES AND OPTIONS TRANSACTIONS. Each Fund may enter into derivative contracts to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities. Each Fund may also use derivative contracts for risk management purposes. See Risk Management in the Statement of Additional Information. The Funds may purchase and sell (write) exchange traded and OTC put and call options on securities and securities indexes, purchase and sell futures contracts on securities and securities indexes and purchase and sell (write) put and call options on futures contracts on securities and securities indexes. Some options and futures strategies, including selling futures contracts, buying puts and writing calls, tend to hedge a Fund's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund's overall strategy in a manner consistent with the Fund's objective and policies.

Transactions in derivative contracts often involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices. A Fund incurs liability to a counterparty in connection with transactions in futures contracts and the writing of options. As a result, the loss on these derivative contracts may exceed a Fund's initial investment. A Fund may also lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Fund. In addition, a Fund incurs transaction costs in opening and closing positions in derivative contracts.

Derivative contracts may sometimes increase or leverage a Fund's exposure to a particular market risk. Leverage magnifies the price volatility of derivative contracts held by a Fund. The Funds are required to offset the leverage inherent in derivative contracts by maintaining a segregated account consisting of cash or liquid securities, by holding offsetting portfolio securities or contracts or by covering written options.

A Fund's success in using derivative contracts to hedge portfolio assets or as a substitute for the purchase or sale of assets depends on the degree of price correlation between the derivative contract and the hedged or simulated asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract and the Fund's portfolio assets.

During periods of extreme market volatility, a commodity or options exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. The staff of the Securities and Exchange Commission (the "SEC") takes the position that certain OTC options are subject to each Fund's 15% limit on illiquid investments. The Funds' ability to terminate OTC derivative contracts may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative contracts, the only source of price quotations may be the selling dealer or counterparty. In addition, derivative securities and OTC derivative contracts involve a risk that the issuer or counterparty will fail to perform its contractual obligations.

Neither Fund will engage in a transaction in futures or options on futures for risk management purposes if, immediately thereafter, the sum of initial margin deposits and premiums required to establish risk management positions in futures contracts and options on futures would exceed 5% of the Fund's net assets.

PORTFOLIO SECURITIES LOANS. Each Fund may lend portfolio securities with a value up to one-third of its total assets. Each loan must be fully collateralized by cash or other eligible assets. The Funds may pay reasonable fees in connection with securities loans. The Advisor will evaluate the creditworthiness of prospective institutional borrowers and monitor the adequacy of the collateral to reduce the risk of default by borrowers.

BORROWING AND REVERSE REPURCHASE AGREEMENTS. A Fund may (1) borrow money from banks solely for temporary or emergency (but not for leverage) purposes and (2) may enter into reverse repurchase agreements for any purpose. The aggregate amount of such borrowings and reverse repurchase agreements may not exceed one-third of the Fund's total assets less liabilities (other than borrowings). For the purposes of the Investment Company Act of 1940 (the "1940 Act"), reverse repurchase agreements are considered a form of borrowing by a Fund and, therefore, a form of leverage. Leverage may cause any gains or losses of the Fund to be magnified.

INVESTMENT POLICIES AND RESTRICTIONS. Except as otherwise stated in this Prospectus or the Funds' Statement of Additional Information, the Funds' investment objective, policies and restrictions are not fundamental and may be changed without shareholder approval. Each Fund is diversified and therefore may not, with respect to 75% of its total assets, (1) invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government securities, or (2) acquire more than 10% of the outstanding voting securities of any one issuer. Neither Fund will concentrate (invest 25% or more of its total assets) in the securities of issuers in any one industry.

MANAGEMENT OF THE FUNDS

TRUSTEES. The Funds are series of the Trust. The Trustees of the Trust decide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust are identified below.

Frederick S. Addy..................................  Former Executive Vice President and Chief
                                                     Financial Officer, Amoco Corporation
William G. Burns...................................  Former Vice Chairman of the Board and Chief
                                                     Financial Officer, NYNEX Corporation
Arthur C. Eschenlauer..............................  Former Senior Vice President, Morgan Guaranty
                                                     Trust Company of New York
Matthew Healey.....................................  Chairman and Chief Executive Officer of the
                                                     Trust; Chairman, Pierpont Group, Inc.
Michael P. Mallardi................................  Former Senior Vice President, Capital
                                                     Cities/ABC, Inc. and President, Broadcast
                                                     Group

ADVISOR. The Trust has retained Morgan as Investment Advisor to provide investment advice and portfolio management services to the Funds. Subject to the supervision of the Trustees, Morgan makes the Funds' day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Funds' investments.


Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company that conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients with combined assets under management of $208 billion.


Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For equity portfolios, this process utilizes fundamental research, systematic stock selection and disciplined portfolio construction. Morgan has managed portfolios of U.S. equity securities on behalf of its clients for over 40 years. The portfolio managers making investments in U.S. equity securities work in conjunction with Morgan's domestic equity analysts, as well as capital market, credit and economic research analysts, traders and administrative officers. The U.S. equity analysts each cover a different industry, monitoring a universe of approximately 700 predominantly large and medium-sized U.S. companies.


The following persons are primarily responsible for the day-to-day management and implementation of Morgan's processes for the Funds (the inception date of each person's responsibility for a Fund and his or her business experience for the past five years is indicated parenthetically): U.S. Equity Fund: Terry E. Banet, Vice President (since November, 1996, employed by Morgan since prior to
1992) and Gordon B. Fowler, Managing Director (since November, 1996, employed by Morgan since prior to 1992); Disciplined Equity Fund: Robin B. Chance, Vice President (since November, 1996, employed by Morgan since prior to 1992) and Frederic A. Nelson, Managing Director (since November, 1996, employed by Morgan since May, 1994, previously portfolio manager, Bankers Trust Company).

As compensation for the services rendered and related expenses borne by Morgan under its investment advisory agreement with the Trust, the U.S. Equity Fund and the Disciplined Equity Fund have each agreed to pay Morgan a fee which is calculated daily and may be paid monthly at the annual rate of 0.45% and 0.35%, respectively, of average daily net assets.


INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

CO-ADMINISTRATOR. Pursuant to a Co-Administration Agreement with the Trust, Funds Distributor, Inc. ("FDI") serves as the Co-Administrator for the Funds. FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Funds; (ii) provides officers for the Trust; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; and (v) maintains related books and records.

For its services under the Co-Administration Agreement, each Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to each Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Funds, the other fund in the Trust and certain other registered investment companies subject to similar agreements with FDI.

ADMINISTRATIVE SERVICES AGENT. Pursuant to an Administrative Services Agreement with the Trust, Morgan provides administrative and related services to each Fund, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustees matters.

Under the Administrative Services Agreement, each Fund has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Funds, the other fund in the Trust and certain other registered investment companies managed by the Advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI.

DISTRIBUTOR. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Funds. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


FUND SERVICES AGREEMENT. Pursuant to a Fund Services Agreement with the Trust, Pierpont Group, Inc. ("PGI"), 461 Fifth Avenue, New York, New York 10017, assists the Trustees in exercising their overall supervisory responsibilities for the affairs of the Trust and other funds for which the Trustees serve as trustees. PGI provides these services for a fee approximating its reasonable cost in providing these services to the Trust and certain other registered investment companies subject to similar agreements with PGI.


CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Funds' custodian and fund accounting, transfer and dividend disbursing agent.

EXPENSES. In addition to the fees payable to the service providers identified above, each Fund is responsible for usual and customary expenses associated with its operation. These include, among other things, organization expenses, legal fees, audit and accounting expenses, insurance costs, the compensation and expenses of the Trustees, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, registration fees under federal and state securities laws, brokerage commissions, interest, taxes and extraordinary expenses (such as for litigation).

Morgan has agreed that it will reimburse each Fund through at least the date listed below to the extent necessary to maintain the Fund's operating expenses for JPM Pierpont Shares at the following annual percentage of average daily net assets.


JPM PIERPONT SHARES                       EXPENSE CAP           DATE
----------------------------------------  -----------   --------------------
U.S. Equity Fund........................       0.85%     February 28, 1998
Disciplined Equity Fund.................       0.55%     February 28, 1998


This expense reimbursement does not apply to taxes, interest, brokerage commissions, litigation costs and other extraordinary expenses.

SHAREHOLDER INQUIRIES AND SERVICES

Shareholders may call J.P. Morgan Funds Services at (800) 521-5411 for information about the Funds and assistance with shareholder transactions.

SHAREHOLDER SERVICING. Under a shareholder servicing agreement with the Trust, Morgan, acting directly or through an agent (designated as an Eligible Institution), provides account administration and personal and account maintenance services to Fund shareholders. These services include assisting in the maintenance of accurate account records; processing orders to purchase and redeem shares of a Fund, and responding to shareholder inquiries. Each Fund has agreed to pay Morgan a fee for these services at an annual rate of 0.25% of the average daily net assets of JPM Pierpont Shares.


Shares may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in a Fund. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include a Fund as an investment alternative may also be paid a fee.



The business days of the Funds are the days the New York Stock Exchange is open.


PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with a Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and a Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Funds' Distributor. Investors must be customers of Morgan or an Eligible Institution. Investors may also be employer-sponsored retirement plans that have designated a Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Funds reserve the right to determine the purchase orders that they will accept.

MINIMUM INVESTMENT REQUIREMENTS. Each Fund requires a minimum initial investment in JPM Pierpont Shares of $100,000. The minimum subsequent investment for all investors is $5,000. For investors who were shareholders of a fund in The JPM Pierpont Funds as of September 29, 1995, the minimum initial investment in JPM Pierpont Shares is $10,000. These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who are employees of the Advisor, who maintain related accounts with the Funds, The JPM Pierpont Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Funds.

PURCHASE PRICE AND SETTLEMENT. Each Fund's shares are sold on a continuous basis without a sales charge at the net asset value next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.


To purchase JPM Pierpont Shares, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the next business day. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance in placing an order for shares. If the Fund or its agent receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser becomes a holder of record on the next business day upon the Fund's receipt of payment in immediately available funds. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day, and the purchaser becomes a holder of record on the following business day upon the Fund's receipt of payment.



ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution.


Although there is no sales charge levied directly by the Funds, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Funds or Morgan.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem JPM Pierpont Shares, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services directly at (800) 521-5411 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Funds execute effective redemption requests at the next determined net asset value per share. See Net Asset Value.

A redemption request received by a Fund or its agent prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Cash proceeds of an effective redemption are generally deposited the next business day in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions, and, subject to Further Redemption Information below, in any event are paid within seven days. The cash proceeds of any redemption will be reduced by the applicable 2% or 1% redemption fee for shares held less than five years.

REDEMPTION FEE. A redemption fee will be imposed by and paid to each Fund on the gross dollar amount of shares redeemed for cash in accordance with the following schedule.

                                           REDEMPTION FEE
                                              RATE AS A
                                            PERCENTAGE OF
                                          GROSS REDEMPTION
YEAR SINCE PURCHASE                           PROCEEDS
----------------------------------------  -----------------
Shares held less than 1 year............         2%
Shares held at least 1 year but less
 than 5 years...........................         1%
Shares held 5 years or more.............        None

The redemption fees help cover transaction costs and the tax costs long-term investors may bear when a Fund realizes capital gains as a result of selling securities to meet redemptions. By being paid directly to the Funds, the fees tend to be more advantageous to long-term investors and less advantageous to short-term investors.

There will be no redemption fee charged on the cash redemption of i) shares acquired through reinvested dividends and distributions, ii) shares redeemed in connection with the settlement of an estate, or iii) shares subject to a mandatory redemption.

For federal income tax purposes, the redemption fee will reduce the proceeds paid to the shareholder upon the redemption of shares.


REDEMPTION IN-KIND. Each Fund intends whenever feasible to pay redemption proceeds by an in-kind distribution of portfolio securities to the extent that the amount of the redemption exceeds, for the U.S. Equity Fund $250,000 and for the Disciplined Equity Fund, $500,000. Although the Funds generally intend to pay redemptions equal to or less than these respective amounts in cash, they reserve the right to pay such redemptions in-kind. The Funds are not permitted to make in-kind distributions of redemption proceeds to shareholders who hold more than 5% of the outstanding shares of the Fund in the absence of an exemptive order from the SEC. Each Fund has applied to the SEC for such an order, but there can be no assurance that the order will be granted. In general, a Fund will attempt to select securities for in-kind redemptions that approximate the overall characteristics of the Fund's portfolio. A Fund will not distribute illiquid securities to satisfy in-kind redemptions. For purposes of effecting in-kind redemptions, securities will be valued in the manner regularly used to value a Fund's portfolio securities. The Fund will not redeem its shares in-kind in a manner that after giving effect to the redemption would cause it to violate its investment restrictions or policies. A shareholder who receives an in-kind distribution of redemption proceeds may incur brokerage or other transaction costs in liquidating the distributed securities. There is also a risk that the securities distributed in-kind may decline in value before they can be sold by the redeeming shareholder. Although an in-kind redemption will not cause a Fund to realize capital gains or losses redeeming shareholders may realize taxable capital gains or losses based on the difference between the cost basis and redemption price of their shares. NO REDEMPTION FEE WILL BE IMPOSED ON THE AMOUNT OF ANY SHARES REDEEMED IN-KIND.

OTHER REDEMPTION PROCESSING INFORMATION. Redemption requests may not be processed if the redemption request is not submitted in proper form. A redemption request is not in proper form unless the Fund has received the shareholder's certified taxpayer identification number and address. In addition, if shares were paid for by check and the check has not yet cleared, redemption proceeds will not be transmitted until the check has cleared, which may take up to 15 days. Each Fund reserves the right to suspend the right of redemption or postpone the payment of redemption proceeds to the extent permitted by the SEC. Shareholders may realize taxable capital gains upon redeeming shares.

MANDATORY REDEMPTION. If a redemption of JPM Pierpont Shares reduces the value of a shareholder's account balance below the required initial minimum investment, the Fund may redeem the remaining shares in the account 60 days after providing written notice to the shareholder of the mandatory redemption. An account will not be subject to mandatory redemption if the shareholder purchases sufficient shares during the 60-day period to increase the account balance to the required minimum investment amount. NO REDEMPTION FEE WILL BE IMPOSED ON THE AMOUNT OF ANY MANDATORY REDEMPTION.

DIVIDENDS AND DISTRIBUTIONS

Each Fund's net investment income and realized net capital gains, if any, will be distributed at least annually. Dividends and distributions will be payable to shareholders of record on the record date. If investors purchase JPM Pierpont Shares shortly before the record date of a dividend or distribution, they may be subject to adverse tax consequences as described under Taxes.

A Fund's dividends and distributions are paid in additional JPM Pierpont Shares unless the shareholder elects to have them paid in cash. The tax effects of dividends and distributions are the same whether they are paid in shares or cash. Cash dividends and distributions either (1) are credited to the shareholder's account at Morgan or the shareholder's Eligible Institution or (2) in the case of certain Morgan clients, are paid by a check mailed in accordance with the client's instructions.

NET ASSET VALUE

Each Fund computes the net asset value per share ("NAV") of the JPM Pierpont Shares at 4:15 p.m. New York time on each weekday that is not a holiday listed in the Statement of Additional Information (a "business day"). The NAV of JPM Pierpont Shares is calculated by dividing the net assets attributable to JPM Pierpont Shares by the number of JPM Pierpont Shares outstanding.

TAXES

Each Fund is treated as a separate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). To qualify as such, each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to shareholders in accordance with certain timing requirements of the Code.

Dividends paid by a Fund from net investment income and the excess of short-term capital gain over net long term capital loss will be taxable to its shareholders as ordinary income. Distributions paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long shareholders have held their shares. These tax consequences will apply whether distributions are received in additional shares or in cash. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends received by the Fund from U.S. domestic corporations may be eligible, in the hands of these corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Shareholders will be informed annually about the amount and character, for federal income tax purposes, of distributions received from the Funds.

The Funds are managed to minimize the amount of capital gains realized and distributed during a particular year. Nevertheless, the realization of capital gains may be affected by shareholder redemption transactions, economic, market or issuer-specific developments or other investment considerations.

Investors should consider the adverse tax implications of buying shares immediately before a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

Redemptions of shares, whether for cash or in-kind, are taxable events on which a shareholder may recognize a gain or loss. Individuals and certain other shareholders may be subject to 31% backup withholding of federal income tax on distributions and redemptions if they fail to furnish their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding.

In addition to federal taxes, a shareholder may be subject to state or local taxes on income and gains derived with respect to shares in the Funds. Shareholders are urged to consult their own tax advisors concerning specific questions about federal, state and local taxes.

ADDITIONAL INFORMATION

SHAREHOLDER REPORTS AND CONFIRMATIONS. Each Fund sends to its shareholders annual and semiannual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders will also be sent confirmations of each purchase and redemption transaction and monthly statements reflecting all account activity.

TELEPHONE TRANSACTIONS. All shareholders are entitled to initiate redemptions and other transactions by telephone. However, a transaction authorized by telephone and reasonably believed by a Fund, Morgan, an Eligible Institution or the Distributor to be genuine may result in a loss to the investor if the transaction is not in fact genuine. The Funds will employ reasonable procedures to confirm that investor instructions communicated by telephone are genuine. These include requiring investors to give their personal identification numbers and tape recording telephone instructions. If these procedures are not followed, the Fund, Morgan, the investor's Eligible Institution or the Distributor may be liable for any losses resulting from unauthorized or fraudulent instructions.

PERFORMANCE ADVERTISING. Each Fund may advertise historical performance information and compare its performance to other investments or relevant indexes. An advertisement may also include data supplied by Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates and other industry publications.

The Funds may advertise average annual total return and other forms of total return data. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at NAV for specified periods ending with the most recent calendar quarter. The total return calculation assumes a complete redemption of the investment at the end of the relevant period and reflects the deduction of any applicable redemption fee. Each Fund may also advertise total return on a cumulative, average, year-by-year or other basis for specified periods. The investment results of JPM Pierpont Shares will fluctuate over time and should not be considered a representation of performance in the future.

In addition, the Funds may advertise their yield. Yield reflects a Fund's rate of income on portfolio investments as a percentage of its NAV. The yield on JPM Pierpont Shares is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the NAV on the last day of that period. Yield is calculated by accounting methods that are standardized for all stock and bond funds and differ from the methods used for other accounting purposes. Therefore, the yield on JPM Pierpont Shares may not equal the income paid on these shares or the income reported in a Fund's financial statements.

Performance information may be obtained by calling Morgan at (800) 521-5411.

ORGANIZATION

The Trust was organized on August 15, 1996 as a Massachusetts business trust. The Trust currently has three series of shares, including the two Funds described in this Prospectus. The Trustees have authorized one class of shares of each Fund: the JPM Pierpont Shares offered by this Prospectus. Other future classes of shares of the Funds will be subject to different expenses, which may affect the performance of each class. The Trustees reserve the right to authorize and issue additional series and classes of shares.

Shareholders of each Fund are entitled to one full or fractional vote for each dollar or fraction of a dollar invested in JPM Pierpont Shares. There is no cumulative voting and shares have no preemption or conversion rights. The Trust does not intend to hold meetings of shareholders annually. The Trustees will call special meetings of shareholders to the extent required by the Trust's Declaration of Trust or the 1940 Act. The 1940 Act requires the Trustees, under certain circumstances, to call a meeting to allow shareholders to vote on the removal of a Trustee and to assist shareholders in communicating with each other.

                                            ------------------------------------


                                         JPM Pierpont Shares:
                                         Tax Aware U.S.
                                         Equity Fund
                                         Tax Aware Disciplined
                                         Equity Fund

NO DEALER, SALESMAN OR ANY OTHER
PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS, OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS, IN
CONNECTION WITH THE OFFER CONTAINED
IN THIS PROSPECTUS AND, IF GIVEN OR
MADE, SUCH OTHER INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY
THE TRUST OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER BY THE TRUST OR BY THE
DISTRIBUTOR TO SELL OR A
SOLICITATION OF ANY OFFER TO BUY
ANY OF THE SECURITIES OFFERED
HEREBY IN ANY JURISDICTION TO ANY
PERSON TO WHOM IT IS UNLAWFUL FOR
THE TRUST OR THE DISTRIBUTOR TO
MAKE SUCH AN OFFER IN SUCH               PROSPECTUS
JURISDICTION.                            JUNE 25, 1997

PROS236/237-976

--------------------------------------------------------------------------------

PROSPECTUS
JPM Series Trust
JPM Pierpont Shares: California Bond Fund
60 State Street
Boston, Massachusetts 02109
For information call (800) 521-5411

California Bond Fund (the "Fund") seeks to provide a high after tax total return for California residents consistent with moderate risk of capital. The Fund is designed for investors subject to federal and California personal income taxes who are seeking a high after tax total return that may include some taxable income and gains.

The Fund is a series of JPM Series Trust (the "Trust") and is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").


This Prospectus sets forth concisely the information about the JPM Pierpont Shares of the Fund that a prospective investor should know before investing and should be retained for future reference. Additional information has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated June 25, 1997, as amended or supplemented from time to time. This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor or by calling (800) 221-7930. The Fund's Distributor is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109, Attention: JPM Series Trust--California Bond Fund.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF AN INVESTMENT IN THE FUND MAY FLUCTUATE AND MAY, AT THE TIME IT IS REDEEMED, BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS JUNE 25, 1997

TABLE OF CONTENTS

                                                           PAGE
Expense Table..........................................          1
Financial Highlights...................................          2
Investment Objective and Policies......................          2
Additional Investment Practices and Risks..............          4
Management of the Fund.................................          7
Shareholder Inquiries and Services.....................          9
Purchase of Shares.....................................         10

                                                           PAGE

Redemption of Shares...................................         11
Exchange of Shares.....................................         11
Dividends and Distributions............................         12
Net Asset Value........................................         12
Taxes..................................................         12
Additional Information.................................         14
Organization...........................................         15

EXPENSE TABLE


JPM PIERPONT SHARES: CALIFORNIA BOND FUND


SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases(1)..............      None
  Sales Charge Imposed on Reinvested Distributions..........      None
  Deferred Sales Load.......................................      None
  Redemption Fee............................................      None
  Exchange Fee..............................................      None
ANNUAL OPERATING EXPENSES(2)
  Advisory Fees.............................................      0.30%
  Rule 12b-1 Fees...........................................      None
  Other Expenses (after expense reimbursement)..............      0.35%
                                                                   ---
      Total Operating Expenses (after expense
      reimbursement)........................................      0.65%
                                                                   ---
                                                                   ---


---------
(1) Certain Eligible Institutions (defined below) may impose fees in connection with the purchase of the Fund's shares through such institutions.


(2) These expenses are expressed as a percentage of average net assets for the Fund after expense reimbursement for the fiscal period indicated in Financial Highlights below and through August 31, 1998. See Management of the Fund--Expenses. Without such reimbursement, Other Expenses and Total Operating Expenses were 0.87% and 1.17%, respectively, for JPM Pierpont Shares on an annualized basis.


EXAMPLE

An investor would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period. (However, the Fund's minimum initial investment is greater than $1,000.)


1 Year......................................................  $  7
3 Years.....................................................  $ 21
5 Years.....................................................  $ 36
10 Years....................................................  $ 81


The above expense table is designed to assist investors in understanding the various estimated direct and indirect costs and expenses that investors in JPM Pierpont Shares of the Fund bear. For a complete description of contractual arrangements and other expenses applicable to the Fund, see Management of the Fund and Shareholder Inquiries and Services--Shareholder Servicing. THE EXAMPLE IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE OR EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS



The following selected data for a share outstanding for the Fund for the indicated period should be read in conjunction with the financial statements and related notes which are contained in the Fund's annual report and are incorporated by reference into the Statement of Additional Information. The following selected data have been audited by independent accountants. The Fund's annual report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.



                                                               JPM PIERPONT SHARES
                                                                  FOR THE PERIOD
                                                                  APRIL 21, 1997
                                                                 (COMMENCEMENT OF
                                                                  OPERATIONS) TO
                                                                  APRIL 30, 1997
                                                              ----------------------
Net Asset Value, Beginning of Period........................          $10.00
                                                                      ------
  Income from Investment Operations.........................
  Net Investment Income.....................................            0.01
  Net Realized and Unrealized Gain (Loss) on Investments....            0.04
                                                                      ------
  Total from Investment Operations..........................            0.05
                                                                      ------

Less Distributions to Shareholders from
  Net Investment Income.....................................           (0.01)
                                                                      ------
Net Asset Value, End of Period..............................          $10.04
                                                                      ------
                                                                      ------
Total Return................................................            0.51%(a)
                                                                      ------
                                                                      ------

Ratios and Supplemental Data
  Net Assets, End of Period (in thousands)..................            $302
  Ratios to Average Net Assets..............................
    Expenses................................................            0.62%(b)
    Net Investment Income...................................            4.52%(b)
    Decrease Reflected in Expense Ratio due to Expense
     Reimbursement..........................................            0.55%(b)
Portfolio Turnover Rate.....................................              40%


---------


(a) Not annualized.



(b) Annualized.


INVESTMENT OBJECTIVE AND POLICIES

The investment objective of California Bond Fund is to provide a high after tax total return for California residents consistent with moderate risk of capital. The Fund invests primarily in California Municipal Securities (defined below) the income from which is exempt from federal and California personal income taxes. It may also invest in other municipal securities that generate income exempt from federal income tax but not from California income tax. In addition, in order to maximize after tax total return, the Fund may invest in taxable debt obligations to the extent consistent with its objective.

WHO MAY BE A SUITABLE INVESTOR IN THE FUND. The Fund is designed for investors subject to federal and California personal income taxes who are seeking high after tax return but are not adverse to receiving some taxable income and gains. The Fund is not suitable for tax-deferred retirement or pension plans, including Individual Retirement Accounts (IRAs), 401(k) plans and 403(b) plans. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective.

PRIMARY INVESTMENTS. Under normal circumstances, the Fund invests at least 65% of its total assets in California municipal bonds. For purposes of this policy, "California municipal bonds" has the same meaning as "California Municipal Securities," which are obligations of any duration (or maturity) issued by California, its political subdivisions and their agencies, authorities and instrumentalities and any other obligations, the interest from which is exempt from California personal income tax. The interest from many but not all California Municipal Securities is also exempt from federal income tax. The Fund may also invest in debt obligations of state and municipal issuers outside of California. In general, the interest on such securities is exempt from federal income tax but subject to California income tax. A portion of the Fund's distributions from interest on California Municipal Securities and other municipal securities in which the Fund invests may under certain circumstances be subject to federal alternative minimum tax. See Taxes.

MUNICIPAL SECURITIES. The Fund may invest in municipal securities of any maturity and type. These include both general obligation bonds secured by the issuer's pledge of its full faith, credit and taxing authority and revenue bonds payable from specific revenue sources, but generally not backed by the issuer's taxing authority. In addition, the Fund may invest in all types of municipal notes, including tax, revenue and grant anticipation notes, municipal commercial paper, and municipal demand obligations such as variable rate demand notes and master demand obligations. There is no specific percentage limitation on these investments.

NON-MUNICIPAL SECURITIES. The Fund may invest in U.S. Government, bank and corporate debt obligations, as well as asset- and mortgage-backed securities and repurchase agreements. The Fund will purchase such securities only when Morgan believes that they would enhance the after tax total return of a shareholder of the Fund in the highest federal and California income tax brackets. Under normal circumstances, the Fund's holdings of non-municipal securities and securities of municipal issuers outside California will not exceed 35% of its total assets.

CREDIT QUALITY. The Fund will invest primarily in investment grade securities, which are obligations rated at the time of purchase at least Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Ratings Group. Securities rated Baa or BBB are considered to have certain speculative characteristics.

The Fund may also invest up to 10% of its total assets in below investment grade municipal and taxable securities rated at least B. Such securities are sometimes referred to as "junk bonds." Below investment grade securities typically are subject to greater fluctuations in price and yield resulting in a greater volatility of total return than investment grade bonds. These fluctuations may be sharp and unanticipated. Issuers of below investment grade securities typically are weak in financial health and their ability to repay interest or principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by those difficulties when they do encounter them. As a result, markets for below investment grade securities may react strongly to adverse news about an issuer or the economy or to the perception or expectation of adverse news. If a security purchased by the Fund is later downgraded below B, the Fund may continue to hold the security.

HOW THE FUND IS MANAGED. Morgan actively manages the Fund's duration, the allocation of securities across market sectors and the selection of securities to maximize after tax total return. Morgan adjusts the Fund's duration based upon fundamental economic and capital markets research and Morgan's interest rate outlook.

Under normal market conditions, the Fund will have a duration of three to ten years, although the maturities of individual portfolio securities may vary widely. Duration measures the price sensitivity of the Fund's portfolio, including expected cash flow under a wide range of interest rate scenarios. A longer duration generally results in greater price volatility. As a result, when interest rates increase, the prices of longer duration securities decrease more than the prices of comparable quality securities with a shorter duration. When interest rates decrease, the prices of longer duration securities increase more than the prices of comparable quality securities with a shorter duration.

Morgan also seeks to enhance after tax total return by allocating the Fund's assets among market sectors. Specific securities which Morgan believes are undervalued are selected for purchase using advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk and the judgment of fixed income portfolio managers and analysts.

The Fund may engage in short-term trading to the extent consistent with its objective. The annual portfolio turnover rate of the Fund is generally not expected to exceed 100%. Portfolio transactions may generate taxable capital gains and result in increased transaction costs.

TAX MANAGEMENT TECHNIQUES. In seeking to achieve the Fund's investment objective, Morgan attempts to consider the tax consequences to investors of all portfolio transactions. The success of this strategy depends on Morgan's ability to forecast accurately changes in interest rates and assess the value of fixed income securities.

ADDITIONAL INVESTMENT PRACTICES AND RISKS

NON-DIVERSIFICATION. Because the Fund is a non-diversified investment company, the Investment Company Act of 1940 (the "1940 Act") does not limit the percentage of the Fund's assets that may be invested in the securities of a single issuer. To the extent that the Fund invests a greater percentage of its assets in a smaller number of issuers, its portfolio will be subject to more concentrated credit and liquidity risk than a more diversified portfolio. The Fund must still comply with the quarterly diversification requirements under the Internal Revenue Code of 1986 (the "Code") under which, with respect to 50% of its total assets, the Fund generally may not invest more than 5% of its assets in any one issuer. With respect to the other 50% of total assets, the Fund may invest up to 25% of its assets in the securities of each of any two issuers.

LIQUIDITY. The secondary market for municipal securities is generally less liquid than for taxable fixed income securities. These risks are accentuated to the extent that the Fund, by itself or together with other accounts managed by Morgan or its affiliates, owns all or a substantial portion of an issue of municipal securities. In addition, if the issuer of certain types of municipal securities such as industrial revenue bonds defaults, the Fund could be required to seize and manage, or dispose of under adverse market conditions, collateral, which could increase the Fund's operating expenses, lower the Fund's net asset value and generate taxable income.

CONCENTRATION. The Fund will not invest more than 25% of its total assets in any one industry. Governmental issuers of municipal securities are not considered part of any industry for this purpose. However, taxable municipal securities backed only by the assets or revenues of nongovernmental users may be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to obligations backed by the assets or revenues of nongovernmental users in the same industry.

The Fund may invest more than 25% of its assets in certain sectors of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency obligations, transportation related obligations and utilities related obligations. The Fund will concentrate in a particular market sector only if Morgan determines that the returns available from issuers in the sector justify the additional risks. To the extent that the Fund concentrates in a particular market sector, its portfolio will be more exposed to adverse economic, business, political and other developments affecting issuers or users within that sector.

CALL RISK. The Fund may invest in municipal securities that permit the issuer to "call" or redeem the securities. If the issuer calls these securities when interest rates are falling, the Fund may not be able to reinvest the proceeds in securities providing a comparable return.

ZERO COUPON BONDS. The Fund may invest in zero coupon bonds that pay interest only upon maturity. Zero coupon bonds may present a greater risk of price volatility and credit problems than other bonds and involve certain special tax considerations. See Taxes.


CALIFORNIA MUNICIPAL SECURITIES. Since the Fund invests primarily in California Municipal Securities, its performance and the ability of California issuers to meet their obligations may be affected by economic, political, demographic or other conditions in California. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund investing in securities of issuers in multiple states. The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their general fiscal conditions. Constitutional or statutory restrictions may limit a municipal issuer's power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of California Municipal Securities may also affect their ability to meet their obligations. Payments of principal and interest on revenue bonds will depend on the economic or fiscal condition of the issuer or specific revenue source from whose revenues the payments will be made. Any reduction in the actual or perceived ability of an issuer of California Municipal Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would probably reduce the market value and marketability of the Fund's portfolio securities.


SECURITIES LOANS, REPURCHASE AGREEMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may lend portfolio securities with a value up to one third of its total assets and may enter into repurchase agreements. These transactions must be fully collateralized at all times. The Fund may also purchase securities on a when-issued or delayed delivery basis, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. Lending, repurchase agreement and when-issued transactions involve the risk that the other party may default on its obligation and the Fund could be delayed in or prevented from recovering the collateral or completing the transaction.

PUTS. The Fund may purchase municipal securities together with a right to resell or "put" the securities back to the seller on agreed upon terms. The Fund may pay a premium to purchase securities with a put feature. A put involves the risk that the counterparty will default on its obligations to repurchase the underlying securities.

STRUCTURED DEBT SECURITIES. The Fund may invest in structured debt securities which may include various types of derivative securities such as tender option bonds, floating rate securities that are subject to a maximum interest rate (capped floaters), leveraged floating rate securities (super floaters) and leveraged inverse floating rate securities

(inverse floaters). The interest rate or, in some cases, the principal payable at the maturity of a structured debt security may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators. In addition, the yield on a structured security may fail to track the yield on conventional securities of comparable maturity. A structured debt security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the underlying interest rate or index. Thus, leveraged structured securities may experience greater price volatility than conventional debt securities in response to changes in interest rates or other reference prices.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, including certain restricted and private placement securities. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. The Fund may also purchase Rule 144A securities eligible for resale to institutional investors without registration under the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by Morgan and approved by the Trustees. The Trustees will monitor Morgan's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Fund may enter into derivative contracts to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities. The Fund may also use derivative contracts for risk management purposes. See Risk Management in the Statement of Additional Information. The Fund may purchase and sell (write) exchange traded and over-the-counter ("OTC") put and call options on securities and securities indexes, purchase and sell futures contracts on securities and securities indexes and purchase and sell (write) put and call options on futures contracts on securities and securities indexes. Some options and futures strategies, including selling futures contracts, buying puts and writing calls, tend to hedge the Fund's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund's overall strategy in a manner consistent with the Fund's objective and policies. Because transactions in derivative instruments result in taxable gains or losses it is expected that the Fund will utilize derivative contracts infrequently.

Transactions in derivative contracts often involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices. The Fund incurs liability to a counterparty in connection with transactions in futures contracts and the writing of options. As a result, the loss on these derivative contracts may exceed the Fund's initial investment. The Fund may also lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Fund. In addition, the Fund incurs transaction costs in opening and closing positions in derivative contracts.

Derivative contracts may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage magnifies the price volatility of derivative contracts held by the Fund. The Fund is required to offset the leverage inherent in derivative contracts by maintaining a segregated account consisting of cash or liquid securities, by holding offsetting portfolio securities or contracts or by covering written options.

The Fund's success in using derivative contracts to hedge portfolio assets depends on the degree of price correlation between the derivative contract and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract and the Fund's portfolio assets.

During periods of extreme market volatility, a commodity or options exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. The Fund's ability to terminate OTC derivative contracts may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative contracts, the only source of price quotations may be the selling dealer or counterparty. In addition, derivative securities and OTC derivative contracts involve a risk that the issuer or counterparty will fail to perform its contractual obligations.

The Fund will not engage in a transaction in futures or options on futures for risk management purposes if, immediately thereafter, the sum of initial margin deposits and premiums required to establish risk management positions in futures contracts and options on futures would exceed 5% of the Fund's net assets.

BORROWING AND REVERSE REPURCHASE AGREEMENTS. The Fund may (1) borrow money from banks solely for temporary or emergency (but not for leverage) purposes and (2) may enter into reverse repurchase agreements for any purpose. The aggregate amount of such borrowings and reverse repurchase agreements may not exceed one-third of the Fund's total assets less liabilities (other than borrowings). For the purposes of the 1940 Act, reverse repurchase agreements are considered a form of borrowing by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses of the Fund to be magnified.

INVESTMENT POLICIES AND RESTRICTIONS. Except as otherwise stated in this Prospectus or the Fund's Statement of Additional Information, the Fund's investment objective, policies and restrictions are not fundamental and may be changed without shareholder approval.

MANAGEMENT OF THE FUND

TRUSTEES. The Fund is a series of the Trust. The Trustees of the Trust decide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust are identified below.

Frederick S. Addy..................................  Former Executive Vice President and Chief
                                                     Financial Officer, Amoco Corporation
William G. Burns...................................  Former Vice Chairman of the Board and Chief
                                                     Financial Officer, NYNEX Corporation
Arthur C. Eschenlauer..............................  Former Senior Vice President, Morgan Guaranty
                                                     Trust Company of New York
Matthew Healey.....................................  Chairman and Chief Executive Officer of the
                                                     Trust; Chairman, Pierpont Group, Inc.
Michael P. Mallardi................................  Former Senior Vice President, Capital Cities/
                                                     ABC, Inc. and President, Broadcast Group

ADVISOR. The Fund has retained Morgan as Investment Advisor to provide investment advice and portfolio management services to the Fund. Subject to the supervision of the Trustees, Morgan makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments.

Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company that conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co.

Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients with combined assets under management of $208 billion.


Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For fixed-income portfolios, this process focuses on the systematic analysis of real interest rates, sector diversification and quantitative and credit analysis. Morgan has managed portfolios of domestic fixed-income securities on behalf of its clients for over 50 years. The portfolio managers making investments in domestic fixed-income securities work in conjunction with fixed-income, credit, capital market and economic research analysts, as well as traders and administrative officers.

Elizabeth A. Augustin and Robert W. Meiselas have been primarily responsible for the day-to-day management and implementation of Morgan's processes for the Fund since its November, 1996 inception (they are Vice Presidents of Morgan and have been employed by Morgan since prior to 1992).

As compensation for the services rendered and related expenses borne by Morgan under its investment advisory agreement with the Trust, the Fund has agreed to pay Morgan a fee which is calculated daily and may be paid monthly at the annual rate of 0.30% of the Fund's average daily net assets.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

CO-ADMINISTRATOR. Pursuant to a Co-Administration Agreement with the Trust, Funds Distributor, Inc. ("FDI") serves as the Co-Administrator for the Fund. FDI
(i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Fund; (ii) provides officers for the Trust; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; and (v) maintains related books and records.

For its services under the Co-Administration Agreement, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Fund, the other funds in the Trust and certain other registered investment companies subject to similar agreements with FDI.

ADMINISTRATIVE SERVICES AGENT. Pursuant to an Administrative Services Agreement with the Trust, Morgan provides administrative and related services to the Fund, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustees matters.

Under the Administrative Services Agreement, the Fund has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Fund, the other funds in the Trust and certain other registered investment companies managed by the Advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI.

DISTRIBUTOR. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Fund. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


FUND SERVICES AGREEMENT. Pursuant to a Fund Services Agreement with the Trust, Pierpont Group, Inc. ("PGI"), 461 Fifth Avenue, New York, New York 10017, assists the Trustees in exercising their overall supervisory responsibilities for the affairs of the Trust. PGI provides these services for a fee approximating its reasonable cost in providing these services to the Trust and certain other registred investment companies subject to similar agreements with PGI.


CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's custodian and fund accounting, transfer and dividend disbursing agent. State Street keeps the books of account for the Fund.

EXPENSES. In addition to the fees payable to the service providers identified above, the Fund is responsible for usual and customary expenses associated with its operation. These include, among other things, organization expenses, legal fees, audit and accounting expenses, insurance costs, the compensation and expenses of the Trustees, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, registration fees under federal and state securities laws, interest, taxes and extraordinary expenses (such as for litigation).


Morgan has agreed that it will reimburse the Fund through at least August 31, 1998 to the extent necessary to maintain the Fund's operating expenses for JPM Pierpont Shares at the annual rate of 0.65% of the average daily net assets of the Fund's JPM Pierpont Shares. This expense reimbursement does not apply to taxes, interest, litigation costs and other extraordinary expenses.


SHAREHOLDER INQUIRIES AND SERVICES

Shareholders may call J.P. Morgan Funds Services at (800) 521-5411 for information about the Fund and assistance with shareholder transactions.

SHAREHOLDER SERVICING. Under a shareholder servicing agreement with the Trust, Morgan, acting directly or through an agent (designated as an Eligible Institution) provides account administration and personal and account maintenance services to Fund shareholders. These services include assisting in the maintenance of accurate account records, processing orders to purchase and redeem shares of the Fund, and responding to shareholder inquiries. The Fund has agreed to pay Morgan a fee for these services at an annual rate of 0.25% of the average daily net assets of JPM Pierpont Shares.


Shares may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. See Eligible Institutions. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.



The business days of the Fund are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an Eligible Institution. Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.

MINIMUM INVESTMENT REQUIREMENTS. The Fund requires a minimum initial investment in JPM Pierpont Shares of $100,000, except for investors who were shareholders of a fund in The JPM Pierpont Funds as of September 29, 1995, for whom the minimum initial investment is $10,000. The minimum subsequent investment for all investors is $5,000. These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who are employees of the Advisor, who maintain related accounts with other funds in the Trust, The JPM Pierpont Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Fund.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.

To purchase JPM Pierpont Shares, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the settlement date. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance in placing an order for shares. If the Fund or its agent receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser becomes a holder of record on the following business day upon the Fund's receipt of payment in immediately available funds. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day. The settlement date is generally the business day after the purchase is effective. The purchaser will begin to receive the daily dividends on the settlement date. See Dividends and Distributions.


ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution.

Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem JPM Pierpont Shares, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services directly at (800) 521-5411 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value.

A redemption request received by the Fund or its agent prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are deposited on the settlement date in immediately available funds to the shareholders's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions. The redeemer will continue to receive dividends on these shares through the day before the settlement date. The settlement date is generally the next business day after a redemption is effective and, subject to Further Redemption Information below, in any event is within seven days. See Dividends and Distributions.

OTHER REDEMPTION PROCESSING INFORMATION. Redemption requests may not be processed if the redemption request is not submitted in proper form. A redemption request is not in proper form unless the Fund has received the shareholder's certified taxpayer identification number and address. In addition, if shares were paid for by check and the check has not yet cleared, redemption proceeds will not be transmitted until the check has cleared, which may take up to 15 days. The Fund reserves the right to suspend the right of redemption or postpone the payment of redemption proceeds to the extent permitted by the SEC. Shareholders may be required to recognize taxable gains or losses upon redeeming shares.

MANDATORY REDEMPTION. If a redemption of JPM Pierpont Shares reduces the value of a shareholder's account balance below the required initial minimum investment, the Fund may redeem the remaining shares in the account 60 days after providing written notice to the shareholder of the mandatory redemption. An account will not be subject to mandatory redemption if the shareholder purchases sufficient shares during the 60-day period to increase the account balance to the required minimum investment amount.

EXCHANGE OF SHARES

An investor may exchange JPM Pierpont Shares for JPM Institutional shares or shares of any fund in The JPM Pierpont Funds or The JPM Institutional Funds without charge subject to the same minimum investment requirements as are applicable to purchases of shares of such funds. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. An exchange is in effect a redemption from one fund or class followed by a purchase of another fund and is therefore subject to the requirements applicable to share purchases and redemptions. Exchanges may result in the recognition of taxable gains or losses. The Fund reserves the right to terminate or alter the terms of the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income. The net investment income of the Fund is declared as a dividend daily for each class of shares outstanding immediately prior to the determination of the net asset value per share ("NAV") of each class on that day and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. Net investment income for dividend purposes consists of the income of the Fund less certain of the Fund's expenses and other expenses directly attributable to such class. Fund expenses, including the fees payable to Morgan, are accrued daily. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding as of the settlement date of a purchase order to the settlement date of a redemption order.

Substantially all the realized net capital gains, if any, of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

The Fund's dividends and distributions are paid in additional JPM Pierpont Shares unless the shareholder elects to have them paid in cash. The tax effects of dividends and distributions are the same whether they are paid in shares or cash. Cash dividends and distributions either (1) are credited to the shareholder's account at Morgan or the shareholder's Eligible Institution or (2) in the case of certain Morgan clients, are paid by a check mailed in accordance with the client's instructions.

NET ASSET VALUE

The Fund computes the NAV of the JPM Pierpont Shares at 4:15 p.m. New York time on each business day. The NAV of JPM Pierpont Shares is calculated by dividing the net assets attributable to JPM Pierpont Shares by the number of JPM Pierpont Shares outstanding.

TAXES

The Fund is treated as a separate entity for tax purposes. The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. To qualify as such, the Fund must, in addition to other requirements, limit its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer. As a regulated investment company, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to shareholders in accordance with certain timing requirements of the Code.

The Fund intends to qualify to pay exempt-interest dividends to its shareholders by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by the Fund which consists of interest received by the Fund on tax exempt securities. Exempt-interest dividends received from the Fund will be treated for federal income tax purposes as tax exempt interest income. However, an investor receiving Social Security or railroad retirement benefits should consult his tax adviser to determine if an investment in the Fund may affect the federal taxation of these benefits. California does not tax any portion of such benefits. To the extent that exempt-interest dividends are derived from interest on California Municipal Securities, such distributions will also be exempt from California personal income tax. However, these exempt-interest dividends may result in liability for state and local taxes for individual shareholders subject to taxation by other states and municipalities outside of California.

For federal income tax purposes, dividends other than exempt interest dividends paid by the Fund from net investment income and the excess of net short-term capital gain over net long-term capital loss will be taxable to its shareholders as ordinary income. Dividends paid by the Fund from the excess of net long-term capital gain over net short-term capital loss and designated by the Fund as "capital gain dividends" will be taxable as long-term capital gains regardless of how long shareholders have held their shares. These tax consequences will apply whether distributions are received in additional shares or in cash. Shareholders will be informed annually about the amount and character, for federal and California personal income tax purposes, of distributions received from the Fund.

For California personal income tax purposes, distributions derived from investments other than California Municipal Securities and U.S. Government securities that pay interest exempt from state personal income taxation, as well as distributions from any net realized capital gains, will be taxable whether taken in cash or reinvested in additional shares.

Interest on certain tax exempt municipal obligations issued after August 7, 1986 is a preference item for purposes of the alternative minimum tax applicable to individuals and corporations. Under tax regulations to be issued, the portion of the exempt-interest dividend of a regulated investment company that is allocable to these obligations will be treated as a preference item for purposes of the alternative minimum tax. To the extent that the Fund invests in California Municipal Securities or other municipal securities the interest from which is subject to federal alternative minimum tax, individual shareholders, depending on their own tax status, may be subject to federal but not California alternative minimum tax on that portion of the Fund's distributions attributable to such income. An investment in the Fund may cause corporate investors to be subject to (or increase their liability under) California corporate taxation.

Corporations should also be aware that interest on all municipal securities will be included in calculating (i) adjusted current earnings for purposes of the alternative minimum tax applicable to them, (ii) the additional tax imposed on certain corporations by the Superfund Revenue Act of 1986, and (iii) the foreign branch profits tax imposed on certain effectively connected earnings and profits of U.S. branches of foreign corporations. Furthermore, special tax provisions may apply to certain financial institutions and property and casualty insurance companies, and they should consult their tax advisors before purchasing shares of the Fund.

Interest on indebtedness incurred or continued by a shareholder (whether a corporation or an individual) to purchase or carry shares of the Fund is generally not deductible. Investors who are, or are related to, "substantial users" of bond-financed facilities should consult their tax advisors prior to purchasing shares of the Fund.

The Fund generally will be required to recognize accrued income on its investments in zero coupon bonds each taxable year, even though no corresponding amount of cash may be received during that year, and may have to obtain cash from other sources to enable it to satisfy certain income distribution requirements applicable to the Fund under the Code.

Redemptions or exchanges of shares, whether for cash or in-kind, are taxable events on which a shareholder may recognize a gain or loss. Any gain or loss realized by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise a short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to these shares.

Individuals and certain other shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions and the proceeds of redemptions if they fail to furnish their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding.

The foregoing summarizes certain federal and California income tax consequences of investing in the Fund. Shareholders are urged to consult their own tax advisors concerning specific questions about federal, state and local taxes.

ADDITIONAL INFORMATION

SHAREHOLDER REPORTS AND CONFIRMATIONS. The Fund sends to its shareholders annual and semiannual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders will also be sent confirmations of each purchase and redemption transaction and monthly statements reflecting all account activity.

TELEPHONE TRANSACTIONS. All shareholders are entitled to initiate redemptions and other transactions by telephone. However, a transaction authorized by telephone and reasonably believed by the Fund, Morgan, an Eligible Institution or the Distributor to be genuine may result in a loss to the investor if the transaction is not in fact genuine. The Fund will employ reasonable procedures to confirm that investor instructions communicated by telephone are genuine. These include requiring investors to give their personal identification numbers and tape recording telephone instructions. If these procedures are not followed, the Fund, Morgan, the investor's Eligible Institution or the Distributor may be liable for any losses resulting from unauthorized or fraudulent instructions.

PERFORMANCE ADVERTISING. The Fund may advertise historical performance information and compare its performance to other investments or relevant indexes. An advertisement may also include data supplied by Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates and other industry publications.

The Fund may advertise average annual total return and other forms of total return data. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at NAV for specified periods ending with the most recent calendar quarter. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. The Fund may also advertise total return on a cumulative, average, year-by-year or other basis for specified periods. The investment results of JPM Pierpont Shares will fluctuate over time and should not be considered a representation of performance in the future.

In addition, the Fund may advertise yield and "tax-equivalent yield." Yield reflects the Fund's rate of income on portfolio investments as a percentage of its NAV. The yield on JPM Pierpont Shares is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the NAV on the last day of that period. Yield is calculated by accounting methods that are standardized for all stock and bond funds and differ from the methods used for other accounting purposes. Therefore, the yield on JPM Pierpont Shares may not equal the income paid on these shares or the income reported in the Fund's financial statements. Tax-equivalent yield shows the effect on performance of the tax-exempt status of distributions received by the Fund. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after tax yield equivalent to the Fund's tax-exempt yield.

Performance information may be obtained by calling Morgan at (800) 521-5411.

ORGANIZATION

The Trust was organized on August 15, 1996 as a Massachusetts business trust. The Trust currently has three series of shares, including the Fund described in this Prospectus. The Trustees have authorized two classes of shares of the Fund:
JPM Pierpont Shares offered by this Prospectus and JPM Institutional
Shares offered by a separate Prospectus. JPM Pierpont Shares and JPM Institutional Shares are subject to different expenses, which may affect the performance of each class. More information about the JPM Institutional Shares may be obtained by calling (800) 766-7722. The Trustees reserve the right to authorize and issue additional series and classes of shares.

Shareholders of the Fund are entitled to one full or fractional vote for each dollar or fraction of a dollar invested in JPM Pierpont Shares. There is no cumulative voting and shares have no preemption or conversion rights. The Trust does not intend to hold meetings of shareholders annually. The Trustees will call special meetings of shareholders to the extent required by the Trust's Declaration of Trust or the 1940 Act. The 1940 Act requires the Trustees, under certain circumstances, to call a meeting to allow shareholders to vote on the removal of a Trustee and to assist shareholders in communicating with each other.

                                            ------------------------------------


                                         JPM
                                         Pierpont Shares:
                                         California Bond Fund

NO DEALER, SALESMAN OR ANY OTHER
PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS, OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS, IN
CONNECTION WITH THE OFFER CONTAINED
IN THIS PROSPECTUS AND, IF GIVEN OR
MADE, SUCH OTHER INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY
THE TRUST OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER BY THE TRUST OR BY THE
DISTRIBUTOR TO SELL OR A
SOLICITATION OF ANY OFFER TO BUY
ANY OF THE SECURITIES OFFERED
HEREBY IN ANY JURISDICTION TO ANY
PERSON TO WHOM IT IS UNLAWFUL FOR
THE TRUST OR THE DISTRIBUTOR TO
MAKE SUCH AN OFFER IN SUCH               PROSPECTUS
JURISDICTION.                            JUNE 25, 1997

PROS238-976

PROSPECTUS

JPM Series Trust
JPM Institutional Shares: California Bond Fund
60 State Street
Boston, Massachusetts 02109
For information call (800) 766-7722

California Bond Fund (the "Fund") seeks to provide a high after tax total return for California residents consistent with moderate risk of capital. The Fund is designed for investors subject to federal and California personal income taxes who are seeking a high after tax total return that may include some taxable income and gains.

The Fund is a series of JPM Series Trust (the "Trust") and is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").

This Prospectus sets forth concisely the information about the JPM Institutional Shares of the Fund that a prospective investor should know before investing and should be retained for future reference. Additional information has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated June 25, 1997, as amended or supplemented from time to time. This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor or by calling (800) 221-7930. The Fund's Distributor is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109, Attention: JPM Series Trust-- California Bond Fund.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF AN INVESTMENT IN THE FUND MAY FLUCTUATE AND MAY, AT THE TIME IT IS REDEEMED, BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS JUNE 25, 1997

TABLE OF CONTENTS


                                                                            PAGE
Expense Table..............................................................   1
Financial Highlights.......................................................   2
Investment Objective and Policies..........................................   3
Additional Investment Practices and Risks..................................   4
Management of the Fund.....................................................   7
Shareholder Inquiries and Services.........................................   9
Purchase of Shares.........................................................   9


                                                                            PAGE
Redemption of Shares.......................................................  10
Exchange of Shares.........................................................  11
Dividends and Distributions................................................  11
Net Asset Value............................................................  11
Taxes......................................................................  12
Additional Information.....................................................  13
Organization...............................................................  14

JPM Institutional Shares: California Bond Fund


EXPENSE TABLE


SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases(1)..............................  None
Sales Charge Imposed on Reinvested Distributions..........................  None
Deferred Sales Load.......................................................  None
Redemption Fee............................................................  None
Exchange Fee..............................................................  None
ANNUAL OPERATING EXPENSES(2)
Advisory Fees............................................................. 0.30%
Rule 12b-1 Fees...........................................................  None
Other Expenses (after expense reimbursement).............................. 0.15%
                                                                           -----
Total Operating Expenses (after expense reimbursement).................... 0.45%
                                                                           =====

-------
(1) Certain Eligible Institutions may charge customers fees of varying amounts in connection with the purchase of shares of the Fund through such Eligible Institutions.

(2) These expenses are expressed as a percentage of average net assets for the Fund after expense reimbursement for the fiscal period indicated in Finan-cial Highlights below and through August 31, 1998. See Management of the Fund--Expenses. Without such reimbursement, Other Expenses and Total Oper-ating Expenses were 3.16% and 3.46%, respectively, for JPM Institutional Shares on an annualized basis.

EXAMPLE

An investor would pay the following expenses on a hypothetical $1,000 invest-ment, assuming a 5% annual return and redemption at the end of each time peri-od. (However, the Fund's minimum initial investment is greater than $1,000.)


 1 Year..................................................................... $ 5
 3 Years.................................................................... $14
 5 Years.................................................................... $25
10 Years.................................................................... $57


The above expense table is designed to assist investors in understanding the various estimated direct and indirect costs and expenses that investors in JPM Institutional Shares of the Fund bear. For a complete description of contrac-tual arrangements and other expenses applicable to the Fund, see Management of the Fund and Shareholder Inquiries and Services--Shareholder Servicing. THE EX-AMPLE IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE OR EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The following selected data for a share outstanding for the Fund for the indi-cated period should be read in conjunction with the financial statements and related notes which are contained in the Fund's annual report and are incorpo-rated by reference into the Statement of Additional Information. The following selected data have been audited by independent accountants. The Fund's annual report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.


                                                       JPM INSTITUTIONAL SHARES
                                                            FOR THE PERIOD
                                                          DECEMBER 23, 1996
                                                           (COMMENCEMENT OF
                                                            OPERATIONS) TO
                                                            APRIL 30, 1997
                                                       ------------------------
Net Asset Value, Beginning of Period..................         $ 10.00
                                                               -------
Income from Investment Operations
  Net Investment Income...............................            0.16
  Net Realized and Unrealized Gain (Loss) on Invest-
   ments..............................................           (0.10)
                                                               -------
  Total from Investment Operations....................            0.06
                                                               -------
Less Distributions to Shareholders from
  Net Investment Income...............................           (0.16)
                                                               -------
Net Asset Value, End of Period........................         $  9.90
                                                               =======
Total Return..........................................            0.56%(a)
                                                               =======
Ratios and Supplemental Data
  Net Assets, End of Period (in thousands)............         $14,793
  Ratios to Average Net Assets........................
    Expenses..........................................            0.45%(b)
    Net Investment Income.............................            4.43%(b)
    Decrease Reflected in Expense Ratio due to Expense
     Reimbursement....................................            3.01%(b)
Portfolio Turnover Rate...............................              40%

-------

(a) Not annualized.

(b) Annualized.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of California Bond Fund is to provide a high after tax total return for California residents consistent with moderate risk of capital. The Fund invests primarily in California Municipal Securities (defined below) the income from which is exempt from federal and California personal income taxes. It may also invest in other municipal securities that generate income exempt from federal income tax but not from California income tax. In addition, in order to maximize after tax total return, the Fund may invest in taxable debt obligations to the extent consistent with its objective.

WHO MAY BE A SUITABLE INVESTOR IN THE FUND. The Fund is designed for investors subject to federal and California personal income taxes who are seeking high after tax return but are not adverse to receiving some taxable income and gains. The Fund is not suitable for tax-deferred retirement or pension plans, including Individual Retirement Accounts (IRAs), 401(k) plans and 403(b) plans. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective.

PRIMARY INVESTMENTS. Under normal circumstances, the Fund invests at least 65% of its total assets in California municipal bonds. For purposes of this policy, "California municipal bonds" has the same meaning as "California Municipal Se-curities," which are obligations of any duration (or maturity) issued by Cali-fornia, its political subdivisions and their agencies, authorities and instru-mentalities and any other obligations, the interest from which is exempt from California personal income tax. The interest from many but not all California Municipal Securities is also exempt from federal income tax. The Fund may also invest in debt obligations of state and municipal issuers outside of Califor-nia. In general, the interest on such securities is exempt from federal income tax but subject to California income tax. A portion of the Fund's distributions from interest on California Municipal Securities and other municipal securities in which the Fund invests may under certain circumstances be subject to federal alternative minimum tax. See Taxes.

MUNICIPAL SECURITIES. The Fund may invest in municipal securities of any matu-rity and type. These include both general obligation bonds secured by the is-suer's pledge of its full faith, credit and taxing authority and revenue bonds payable from specific revenue sources, but generally not backed by the issuer's taxing authority. In addition, the Fund may invest in all types of municipal notes, including tax, revenue and grant anticipation notes, municipal commer-cial paper, and municipal demand obligations such as variable rate demand notes and master demand obligations. There is no specific percentage limitation on these investments.

NON-MUNICIPAL SECURITIES. The Fund may invest in U.S. Government, bank and cor-porate debt obligations, as well as asset- and mortgage-backed securities and repurchase agreements. The Fund will purchase such securities only when Morgan believes that they would enhance the after tax total return of a shareholder of the Fund in the highest federal and California income tax brackets. Under nor-mal circumstances, the Fund's holdings of non-municipal securities and securi-ties of municipal issuers outside California will not exceed 35% of its total assets.

CREDIT QUALITY. The Fund will invest primarily in investment grade securities, which are obligations rated at the time of purchase at least Baa by Moody's In-vestors Service, Inc. or BBB by Standard & Poor's Ratings Group. Securities rated Baa or BBB are considered to have certain speculative characteristics.

The Fund may also invest up to 10% of its total assets in below investment grade municipal and taxable securities rated at least B. Such securities are sometimes referred to as "junk bonds." Below investment grade securities typi-cally are subject to greater fluctuations in price and yield resulting in a greater volatility of total return than investment grade bonds. These fluctua-tions may be sharp and unanticipated. Issuers of below investment grade securi-ties typically are weak in financial health and their ability to repay interest or principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially af-fected by those difficulties when they do encounter them. As a result, markets for below investment grade securities may react strongly to adverse news about an issuer or the economy or to the perception or expectation of adverse news. If a security purchased by the Fund is later downgraded below B, the Fund may continue to hold the security.

HOW THE FUND IS MANAGED. Morgan actively manages the Fund's duration, the allo-cation of securities across market sectors and the selection of securities to maximize after tax total return. Morgan adjusts the Fund's duration based upon fundamental economic and capital markets research and Morgan's interest rate outlook.

Under normal market conditions, the Fund will have a duration of three to ten years, although the maturities of individual portfolio securities may vary widely. Duration measures the price sensitivity of the Fund's portfolio, in-cluding expected cash flow under a wide range of interest rate scenarios. A longer duration generally results in greater price volatility. As a result, when interest rates increase, the prices of longer duration securities decrease more than the prices of comparable quality securities with a shorter duration. When interest rates decrease, the prices of longer duration securities increase more than the prices of comparable quality securities with a shorter duration.

Morgan also seeks to enhance after tax total return by allocating the Fund's assets among market sectors. Specific securities which Morgan believes are un-dervalued are selected for purchase using advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk and the judgment of fixed income portfolio managers and analysts.

The Fund may engage in short-term trading to the extent consistent with its ob-jective. The annual portfolio turnover rate of the Fund is generally not ex-pected to exceed 100%. Portfolio transactions may generate taxable capital gains and result in increased transaction costs.

TAX MANAGEMENT TECHNIQUES. In seeking to achieve the Fund's investment objec-tive, Morgan attempts to consider the tax consequences to investors of all portfolio transactions. The success of this strategy depends on Morgan's abil-ity to forecast accurately changes in interest rates and assess the value of fixed income securities.

ADDITIONAL INVESTMENT PRACTICES AND RISKS

NON-DIVERSIFICATION. Because the Fund is a non-diversified investment company, the Investment Company Act of 1940 (the "1940 Act") does not limit the percent-age of the Fund's assets that may be invested in the securities of a single is-suer. To the extent that the Fund invests a greater percentage of its assets in a smaller number of issuers, its portfolio will be subject to more concentrated credit and liquidity risk than a more diversified portfolio. The Fund must still comply with the quarterly diversification requirements under the Internal Revenue Code of 1986 (the "Code") under which, with respect to 50% of its total assets, the Fund generally may not invest more than 5% of its assets in any one issuer. With respect to the other 50% of total assets, the Fund may invest up to 25% of its assets in the securities of each of any two issuers.

LIQUIDITY. The secondary market for municipal securities is generally less liq-uid than for taxable fixed income securities. These risks are accentuated to the extent that the Fund, by itself or together with other accounts managed by Morgan or its affiliates, owns all or a substantial portion of an issue of mu-nicipal securities. In addition, if the issuer of certain types of municipal securities such as industrial revenue bonds defaults, the Fund could be re-quired to seize and manage, or dispose of under adverse market conditions, col-lateral, which could increase the Fund's operating expenses, lower the Fund's net asset value and generate taxable income.

CONCENTRATION. The Fund will not invest more than 25% of its total assets in any one industry. Governmental issuers of municipal securities are not consid-ered part of any industry for this purpose. However, taxable municipal securi-ties backed only by the assets or revenues of nongovernmental users may be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to obligations backed by the assets or revenues of nongovernmental users in the same industry.

The Fund may invest more than 25% of its assets in certain sectors of the mu-nicipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency obligations, transportation related ob-ligations and utilities related obligations. The Fund will concentrate in a particular market sector only if Morgan determines that the returns available from issuers in the sector justify the additional risks. To the extent that the Fund concentrates in a particular market sector, its portfolio will be more ex-posed to adverse economic, business, political and other developments affecting issuers or users within that sector.

CALL RISK. The Fund may invest in municipal securities that permit the issuer to "call" or redeem the securities. If the issuer calls these securities when interest rates are falling, the Fund may not be able to reinvest the proceeds in securities providing a comparable return.

ZERO COUPON BONDS. The Fund may invest in zero coupon bonds that pay interest only upon maturity. Zero coupon bonds may present a greater risk of price vola-tility and credit problems than other bonds and involve certain special tax considerations. See Taxes.

CALIFORNIA MUNICIPAL SECURITIES. Since the Fund invests primarily in California Municipal Securities, its performance and the ability of California issuers to meet their obligations may be affected by economic, political, demographic or other conditions in California. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund investing in securi-ties of issuers in multiple states. The ability of state, county or local gov-ernments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their general fiscal condi-tions. Constitutional or statutory restrictions may limit a municipal issuer's power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of California Municipal Securities may also affect their ability to meet their obligations. Payments of principal and interest on revenue bonds will depend on the economic or fiscal condition of the issuer or specific revenue source from whose revenues the payments will be made. Any re-duction in the actual or perceived ability of an issuer of California Municipal Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would probably reduce the market value and marketabil-ity of the Fund's portfolio securities.

SECURITIES LOANS, REPURCHASE AGREEMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may lend portfolio securities with a value up to one third of its total assets and may enter into repurchase agreements. These transac-tions must be fully collateralized at all times. The Fund may also purchase se-curities on a when-issued or delayed delivery basis, which may increase its overall investment exposure and involves a risk of loss if the value of the se-curities declines prior to the settlement date. Lending, repurchase agreement and when-issued transactions involve the risk that the other party may default on its obligation and the Fund could be delayed in or prevented from recovering the collateral or completing the transaction.

PUTS. The Fund may purchase municipal securities together with a right to re-sell or "put" the securities back to the seller on agreed upon terms. The Fund may pay a premium to purchase securities with a put feature. A put involves the risk that the counterparty will default on its obligations to repurchase the underlying securities.

STRUCTURED DEBT SECURITIES. The Fund may invest in structured debt securities which may include various types of derivative securities such as tender option bonds, floating rate securities that are subject to a maximum interest rate (capped floaters), leveraged floating rate securities (super floaters) and leveraged inverse floating rate securities (inverse floaters). The interest rate or, in some cases, the principal payable at the maturity of a structured debt security may change positively or inversely in relation to one or more in-terest rates, financial indices or other financial indicators. In addition, the yield on a structured security may fail to track the yield on conventional securities of comparable maturity. A structured debt security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the underlying interest rate or index. Thus, leveraged structured securities may experience greater price volatility than conventional debt securities in response to changes in interest rates or other reference prices.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, including certain restricted and private place-ment securities. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. The Fund may also purchase Rule 144A securities eligible for resale to institutional investors without regis-tration under the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by Morgan and approved by the Trustees. The Trustees will monitor Morgan's implementation of these guide-lines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Fund may enter into derivative contracts to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities. The Fund may also use derivative contracts for risk management purposes. See Risk Management in the Statement of Additional Information. The Fund may purchase and sell (write) exchange traded and over-the-counter ("OTC") put and call options on securities and securities indexes, purchase and sell futures contracts on securities and securities indexes and purchase and sell (write) put and call options on futures contracts on securi-ties and securities indexes. Some options and futures strategies, including selling futures contracts, buying puts and writing calls, tend to hedge the Fund's investments against price fluctuations. Other strategies, including buy-ing futures contracts, writing puts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other in or-der to adjust the risk and return characteristics of the Fund's overall strat-egy in a manner consistent with the Fund's objective and policies. Because transactions in derivative instruments result in taxable gains or losses it is expected that the Fund will utilize derivative contracts infrequently.

Transactions in derivative contracts often involve a risk of loss or deprecia-tion due to unanticipated adverse changes in securities prices. The Fund incurs liability to a counterparty in connection with transactions in futures con-tracts and the writing of options. As a result, the loss on these derivative contracts may exceed the Fund's initial investment. The Fund may also lose the entire premium paid for purchased options that expire before they can be prof-itably exercised by the Fund. In addition, the Fund incurs transaction costs in opening and closing positions in derivative contracts.

Derivative contracts may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage magnifies the price volatility of derivative contracts held by the Fund. The Fund is required to offset the leverage inher-ent in derivative contracts by maintaining a segregated account consisting of cash or liquid securities, by holding offsetting portfolio securities or con-tracts or by covering written options.

The Fund's success in using derivative contracts to hedge portfolio assets or as a substitute for the purchase or sale of assets depends on the degree of price correlation between the derivative contract and the hedged or simulated asset. Imperfect correlation may be caused by several factors, including tempo-rary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract and the Fund's portfolio assets.

During periods of extreme market volatility, a commodity or options exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. The staff of the Securities and Exchange Commission (the "SEC") takes the position that cer-tain OTC options are subject to the Fund's 15% limit on illiquid investments. The Fund's ability to terminate OTC derivative contracts may depend on the co-operation of the counterparties to such contracts. For thinly traded derivative contracts, the only source of price quotations may be the selling dealer or counterparty. In addition, derivative securities and OTC derivative contracts involve a risk that the issuer or counterparty will fail to perform its contractual obligations.

The Fund will not engage in a transaction in futures or options on futures for risk management purposes if, immediately thereafter, the sum of initial margin deposits and premiums required to establish risk management positions in futures contracts and options on futures would exceed 5% of the Fund's net as-sets.

BORROWING AND REVERSE REPURCHASE AGREEMENTS. The Fund may (1) borrow money from banks solely for temporary or emergency (but not for leverage) purposes and (2) may enter into reverse repurchase agreements for any purpose. The aggregate amount of such borrowings and reverse repurchase agreements may not exceed one-third of the Fund's total assets less liabilities (other than borrowings). For the purposes of the 1940 Act, reverse repurchase agreements are considered a form of borrowing by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses of the Fund to be magnified.

INVESTMENT POLICIES AND RESTRICTIONS. Except as otherwise stated in this Pro-spectus or the Fund's Statement of Additional Information, the Fund's invest-ment objective, policies and restrictions are not fundamental and may be changed without shareholder approval.

MANAGEMENT OF THE FUND

TRUSTEES. The Fund is a series of the Trust. The Trustees of the Trust decide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust are identified below.

Frederick S. Addy................... Former Executive Vice President and Chief
                                     Financial Officer, Amoco Corporation
William G. Burns.................... Former Vice Chairman of the Board and Chief
                                     Financial Officer, NYNEX Corporation
Arthur C. Eschenlauer............... Former Senior Vice President, Morgan
                                     Guaranty Trust Company of New York
Matthew Healey...................... Chairman and Chief Executive Officer of the
                                     Trust; Chairman, Pierpont Group, Inc.
Michael P. Mallardi................. Former Senior Vice President, Capital
                                     Cities/ABC, Inc. and President, Broadcast
                                     Group

ADVISOR. The Fund has retained Morgan as Investment Advisor to provide invest-ment advice and portfolio management services to the Fund. Subject to the su-pervision of the Trustees, Morgan makes the Fund's day-to-day investment deci-sions, arranges for the execution of portfolio transactions and generally man-ages the Fund's investments.

Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company that conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients with combined assets under management of $208 bil-lion.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For fixed-income portfolios, this process focuses on the systematic analysis of real interest rates, sector diversification and quanti-tative and credit analysis. Morgan has managed portfolios of domestic fixed-income securities on behalf of its clients for over 50 years. The portfolio managers making investments in domestic fixed-income securities work in con-junction with fixed-income, credit, capital market and economic research ana-lysts, as well as traders and administrative officers.

Elizabeth A. Augustin and Robert W. Meiselas have been primarily responsible for the day-to-day management and implementation of Morgan's processes for the Fund since its November, 1996 inception (they are Vice Presidents of Morgan and have been employed by Morgan since prior to 1992).

As compensation for the services rendered and related expenses borne by Morgan under its investment advisory agreement with the Trust, the Fund has agreed to pay Morgan a fee which is calculated daily and may be paid monthly at the an-nual rate of 0.30% of the Fund's average daily net assets.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

CO-ADMINISTRATOR. Pursuant to a Co-Administration Agreement with the Trust, Funds Distributor, Inc. ("FDI") serves as the Co-Administrator for the Fund. FDI (i) provides office space, equipment and clerical personnel for maintain-ing the organization and books and records of the Fund; (ii) provides officers for the Trust; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; and (v) maintains related books and records.

For its services under the Co-Administration Agreement, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Fund, the other funds in the Trust and certain other registered investment companies subject to similar agreements with FDI.

ADMINISTRATIVE SERVICES AGENT. Pursuant to an Administrative Services Agree-ment with the Trust, Morgan provides administrative and related services to the Fund, including services related to tax compliance, preparation of finan-cial statements, calculation of performance data, oversight of service provid-ers and certain regulatory and Board of Trustees matters.

Under the Administrative Services Agreement, the Fund has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Fund, the other funds in the Trust and certain other registered investment companies managed by the Advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI.

DISTRIBUTOR. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Fund. FDI is a wholly owned indirect subsidiary of Boston In-stitutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

FUND SERVICES AGREEMENT. Pursuant to a Fund Services Agreement with the Trust, Pierpont Group, Inc. ("PGI"), 461 Fifth Avenue, New York, New York 10017, as-sists the Trustees in exercising their overall supervisory responsibilities for the affairs of the Trust and other funds for which the Trustees serve as trustees. PGI provides these services for a fee approximating its reasonable cost in providing these services to the Trust and certain other registered in-vestment companies subject to similar agreements with PGI.

CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's custodian and fund accounting, transfer and dividend disbursing agent.

EXPENSES. In addition to the fees payable to the service providers identified above, the Fund is responsible for usual and customary expenses associated with its operation. These include, among other things, organization expenses, legal fees, audit and accounting expenses, insurance costs, the compensation and ex-penses of the Trustees, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, registration fees under federal and state securities laws, interest, taxes and extraordinary expenses (such as for litigation).

Morgan has agreed that it will reimburse the Fund through at least August 31, 1998 to the extent necessary to maintain the Fund's operating expenses for JPM Institutional Shares at the annual rate of 0.45% of the average daily net as-sets of the Fund's JPM Institutional Shares. This expense reimbursement does not apply to taxes, interest, litigation costs and other extraordinary ex-penses.

SHAREHOLDER INQUIRIES AND SERVICES

Shareholders may call J.P. Morgan Funds Services at (800) 766-7722 for informa-tion about the Fund and assistance with shareholder transactions.

SHAREHOLDER SERVICING. Under a shareholder servicing agreement with the Trust, Morgan, acting directly or through an agent (designated as an Eligible Institu-tion) provides account administration and personal and account maintenance services to Fund shareholders. These services include assisting in the mainte-nance of accurate account records, processing orders to purchase and redeem shares of the Fund, and responding to shareholder inquiries. The Fund has agreed to pay Morgan a fee for these services at an annual rate of 0.05% of the average daily net assets of JPM Institutional Shares.

Shares may be sold to or through Eligible Institutions, including financial in-stitutions and broker-dealers, that may be paid fees by Morgan or its affili-ates for services provided to their clients that invest in the Fund. Organiza-tions that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

The business days of the Fund are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept instruc-tions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an Eligible Institution. Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already cus-tomers of Morgan may apply to become customers of Morgan for the purpose of Fund transactions. There are no charges associated with becoming a Morgan cus-tomer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.

MINIMUM INVESTMENT REQUIREMENTS. The Fund requires a minimum initial investment in JPM Institutional Shares of $5,000,000. The minimum subsequent investment is $25,000. These minimum investment requirements may be waived for certain in-vestors, including investors for whom the Advisor is a fiduciary, who maintain related accounts with the Fund, The JPM Institutional Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust com-panies and investment advisors, or who maintain retirement accounts with the Fund.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous ba-sis without a sales charge at the net asset value next determined after re-ceipt of an order. Prospective investors may purchase shares with the assis-tance of an Eligible Institution that may establish its own terms, conditions and charges.

To purchase JPM Institutional Shares, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the settlement date. Any shareholder may also call J.P. Morgan Funds Services at (800) 766-7722 for assistance in placing an order for shares. If the Fund or its agent receives a purchase order prior to 4:00 P.M. New York time on any business day, the pur-chase of Fund shares is effective and is made at the net asset value deter-mined that day, and the purchaser becomes a holder of record on the following business day upon the Fund's receipt of payment in immediately available funds. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value deter-mined on the next business day. The settlement date is generally the business day after the purchase is effective. The purchaser will begin to receive the daily dividends on the settlement date. See Dividends and Distributions.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may in-clude establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting cli-ents in changing dividend options, account designations and addresses, provid-ing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy state-ments, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabu-lating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution.

Although there is no sales charge levied directly by the Fund, Eligible Insti-tutions may establish their own terms and conditions for providing their serv-ices and may charge investors a transaction-based or other fee for their serv-ices. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Mor-gan.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem JPM Institutional Shares, an investor may in-struct Morgan or his or her Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services di-rectly at (800) 766-7722 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next deter-mined net asset value per share. See Net Asset Value.

A redemption request received by the Fund or its agent prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective re-demption are deposited on the settlement date in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions. The redeemer will continue to receive dividends on these shares through the day before the settlement date. The settlement date is generally the next business day after a redemption is effective and, subject to Further Redemption Information below, in any event is within seven days. See Dividends and Distributions.

OTHER REDEMPTION PROCESSING INFORMATION. Redemption requests may not be proc-essed if the redemption request is not submitted in proper form. A redemption request is not in proper form unless the Fund has received the shareholder's certified taxpayer identification number and address. In addition, if shares were paid for by check and the check has not yet cleared, redemption proceeds will not be transmitted until the check has cleared, which may take up to 15 days. The Fund reserves the right to suspend the right of redemption or post-pone the payment of redemption proceeds to the extent permitted by the SEC. Shareholders may be required to recognize taxable gains or losses upon redeem-ing shares.

MANDATORY REDEMPTION. If a redemption of JPM Institutional Shares reduces the value of a shareholder's account balance below the required initial minimum in-vestment, the Fund may redeem the remaining shares in the account 60 days after providing written notice to the shareholder of the mandatory redemption. An ac-count will not be subject to mandatory redemption if the shareholder purchases sufficient shares during the 60-day period to increase the account balance to the required minimum investment amount.

EXCHANGE OF SHARES

An investor may exchange JPM Institutional Shares for shares of any fund in The JPM Pierpont Funds or The JPM Institutional Funds without charge subject to the same minimum investment requirements as are applicable to purchases of shares of such funds. An exchange is in effect a redemption from one fund followed by a purchase of another fund and is therefore subject to the requirements appli-cable to share purchases and redemptions. Exchanges may result in the recogni-tion of taxable gains or losses. The Fund reserves the right to terminate or alter the terms of the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income. The net investment income of the Fund is declared as a dividend daily for each class of shares outstanding immediately prior to the determination of the net asset value per share ("NAV") of each class on that day and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. Net investment income for dividend purposes consists of the income of the Fund less certain of the Fund's expenses and other expenses directly attributable to such class. Fund expenses, including the fees payable to Morgan, are accrued daily. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding as of the settlement date of a purchase order to the settlement date of a redemp-tion order.

Substantially all the realized net capital gains, if any, of the Fund are de-clared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

The Fund's dividends and distributions are paid in additional shares unless the shareholder elects to have them paid in cash. The tax effects of dividends and distributions are the same whether they are paid in shares or cash. Cash divi-dends and distributions either (1) are credited to the shareholder's account at Morgan or the shareholder's Eligible Institution or (2) in the case of certain Morgan clients, are paid by a check mailed in accordance with the client's in-structions.

NET ASSET VALUE

The Fund computes the NAV of the JPM Institutional Shares at 4:15 p.m. New York time on each weekday that is not a holiday listed in the Statement of Addi-tional Information (a "business day"). The NAV of JPM Institutional Shares is calculated by dividing the net assets attributable to JPM Institutional Shares by the number of JPM Institutional Shares outstanding.

TAXES

The Fund is treated as a separate entity for tax purposes. The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. To qualify as such, the Fund must, in addition to other requirements, limit its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are in-vested in the securities of any one issuer (other than U.S. Government securi-ties or the securities of other regulated investment companies), and (b) with regard to 50% of its total assets, no more than 5% of its total assets are in-vested in the securities of a single issuer. As a regulated investment compa-ny, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to shareholders in accordance with certain timing requirements of the Code.

The Fund intends to qualify to pay exempt-interest dividends to its sharehold-ers by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by the Fund which consists of interest received by the Fund on tax exempt securities. Ex-empt-interest dividends received from the Fund will be treated for federal in-come tax purposes as tax exempt interest income. However, an investor receiv-ing Social Security or railroad retirement benefits should consult his tax ad-viser to determine if an investment in the Fund may affect the federal taxa-tion of these benefits. California does not tax any portion of such benefits. To the extent that exempt-interest dividends are derived from interest on Cal-ifornia Municipal Securities, such distributions will also be exempt from Cal-ifornia personal income tax. However, these exempt-interest dividends may re-sult in liability for state and local taxes for individual shareholders sub-ject to taxation by other states and municipalities outside of California.

For federal income tax purposes, dividends other than exempt interest divi-dends paid by the Fund from net investment income and the excess of net short-term capital gain over net long-term capital loss will be taxable to its shareholders as ordinary income. Dividends paid by the Fund from the excess of net long-term capital gain over net short-term capital loss and designated by the Fund as "capital gain dividends" will be taxable as long-term capital gains regardless of how long shareholders have held their shares. These tax consequences will apply whether distributions are received in additional shares or in cash. Shareholders will be informed annually about the amount and character, for federal and California personal income tax purposes, of distri-butions received from the Fund.

For California personal income tax purposes, distributions derived from in-vestments other than California Municipal Securities and U.S. Government secu-rities that pay interest exempt from state personal income taxation, as well as distributions from any net realized capital gains, will be taxable whether taken in cash or reinvested in additional shares.

Interest on certain tax exempt municipal obligations issued after August 7, 1986 is a preference item for purposes of the alternative minimum tax applica-ble to individuals and corporations. Under tax regulations to be issued, the portion of the exempt-interest dividend of a regulated investment company that is allocable to these obligations will be treated as a preference item for purposes of the alternative minimum tax. To the extent that the Fund invests in California Municipal Securities or other municipal securities the interest from which is subject to federal alternative minimum tax, individual share-holders, depending on their own tax status, may be subject to federal but not California alternative minimum tax on that portion of the Fund's distributions attributable to such income. An investment in the Fund may cause corporate in-vestors to be subject to (or increase their liability under) California corpo-rate taxation.

Corporations should also be aware that interest on all municipal securities will be included in calculating (i) adjusted current earnings for purposes of the alternative minimum tax applicable to them, (ii) the additional tax im-posed on certain corporations by the Superfund Revenue Act of 1986, and (iii) the foreign branch profits tax imposed on certain effectively connected earn-ings and profits of U.S. branches of foreign corporations. Furthermore, spe-cial tax provisions may apply to certain financial institutions and property and casualty insurance companies, and they should consult their tax advisors before purchasing shares of the Fund.

Interest on indebtedness incurred or continued by a shareholder (whether a cor-poration or an individual) to purchase or carry shares of the Fund is generally not deductible. Investors who are, or are related to, "substantial users" of bond- financed facilities should consult their tax advisors prior to purchasing shares of the Fund.

The Fund generally will be required to recognize accrued income on its invest-ments in zero coupon bonds each taxable year, even though no corresponding amount of cash may be received during that year, and may have to obtain cash from other sources to enable it to satisfy certain income distribution require-ments applicable to the Fund under the Code.

Redemptions or exchanges of shares, whether for cash or in-kind, are taxable events on which a shareholder may recognize a gain or loss. Any gain or loss realized by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise a short-term capital gain or loss. However, any loss real-ized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to these shares.

Individuals and certain other shareholders may be subject to 31% backup with-holding of federal income tax on taxable distributions and the proceeds of re-demptions if they fail to furnish their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withhold-ing.

The foregoing summarizes certain federal and California income tax consequences of investing in the Fund. Shareholders are urged to consult their own tax advi-sors concerning specific questions about federal, state and local taxes.

ADDITIONAL INFORMATION

SHAREHOLDER REPORTS AND CONFIRMATIONS. The Fund sends to its shareholders an-nual and semiannual reports. The financial statements appearing in annual re-ports are audited by independent accountants. Shareholders will also be sent confirmations of each purchase and redemption transaction and monthly state-ments reflecting all account activity.

TELEPHONE TRANSACTIONS. All shareholders are entitled to initiate redemptions and other transactions by telephone. However, a transaction authorized by tele-phone and reasonably believed by the Fund, Morgan, an Eligible Institution or the Distributor to be genuine may result in a loss to the investor if the transaction is not in fact genuine. The Fund will employ reasonable procedures to confirm that investor instructions communicated by telephone are genuine. These include requiring investors to give their personal identification numbers and tape recording telephone instructions. If these procedures are not fol-lowed, the Fund, Morgan, the investor's Eligible Institution or the Distributor may be liable for any losses resulting from unauthorized or fraudulent instruc-tions.

PERFORMANCE ADVERTISING. The Fund may advertise historical performance informa-tion and compare its performance to other investments or relevant indexes. An advertisement may also include data supplied by Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates and other industry publications.

The Fund may advertise average annual total return and other forms of total re-turn data. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at NAV for specified peri-ods ending with the most recent calendar quarter. The total return calculation assumes a complete redemption of the investment at the end of the relevant pe-riod. The Fund may also advertise total return on a cumulative, average, year-by-year or other basis for specified periods. The investment results of JPM In-stitutional Shares will fluctuate over time and should not be considered a rep-resentation of performance in the future.

In addition, the Fund may advertise yield and "tax-equivalent yield." Yield re-flects the Fund's rate of income on portfolio investments as a percentage of its NAV. The yield on JPM Institutional Shares is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the NAV on the last day of that period. Yield is calculated by accounting meth-ods that are standardized for all stock and bond funds and differ from the methods used for other accounting purposes. Therefore, the yield on JPM Insti-tutional Shares may not equal the income paid on these shares or the income re-ported in the Fund's financial statements. Tax-equivalent yield shows the ef-fect on performance of the tax-exempt status of distributions received by the Fund. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after tax yield equivalent to the Fund's tax-exempt yield.

Performance information may be obtained by calling Morgan at (800) 766-7722.

ORGANIZATION

The Trust was organized on August 15, 1996 as a Massachusetts business trust. The Trust currently has three series of shares, including the Fund described in this Prospectus. The Trustees have authorized two classes of shares of the Fund:
JPM Institutional Shares offered by this Prospectus and JPM Pierpont Shares offered by a separate Prospectus. JPM Institutional Shares and JPM Pierpont Shares are subject to different expenses, which may affect the performance of each class. The Trustees reserve the right to authorize and issue additional series and classes of shares.

Shareholders of the Fund are entitled to one full or fractional vote for each dollar or fraction of a dollar invested in JPM Institutional Shares. There is no cumulative voting and shares have no preemption or conversion rights. The Trust does not intend to hold meetings of shareholders annually. The Trustees will call special meetings of shareholders to the extent required by the Trust's Declaration of Trust or the 1940 Act. The 1940 Act requires the Trust-ees, under certain circumstances, to call a meeting to allow shareholders to vote on the removal of a Trustee and to assist shareholders in communicating with each other.

                                        ---------------------------------------




No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust or the Distributor to make such an offer in such jurisdiction.

  PROS332-976


  JPM Institutional Shares: California Bond Fund


  PROSPECTUS

  June 25, 1997

                                JPM SERIES TRUST



                           TAX AWARE U.S. EQUITY FUND
                        TAX AWARE DISCIPLINED EQUITY FUND
                              CALIFORNIA BOND FUND



                       STATEMENT OF ADDITIONAL INFORMATION






                                  JUNE 25, 1997
















THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE FUND OR FUNDS LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM FUNDS DISTRIBUTOR, INC., 60 STATE STREET, SUITE 1300, BOSTON, MASSACHUSETTS 02109, ATTENTION: JPM SERIES TRUST (800) 221-7930.

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






Table of Contents

                                                                PAGE


General.................................                           1
Investment Objectives and Policies......                           1
Investment Restrictions.................                          13
Trustees and Officers...................                          16
Investment Advisor......................                          20
Distributor.............................                          23
Co-Administrator........................                          23
Services Agent..........................                          24
Custodian and Transfer Agent............                          25
Shareholder Servicing...................                          25
Independent Accountants.................                          26
Expenses................................                          26
Purchase of Shares......................                          27
Redemption of Shares....................                          27
Exchange of Shares......................                          28
Net Asset Value.........................                          28
Performance Data........................                          29
Portfolio Transactions..................                          31
Massachusetts Trust.....................                          33
Description of Shares...................                          34
Taxes...................................                          35
Additional Information..................                          38
Financial Statements....................                          38
Appendix A - Description of Securities
Ratings.................................                         A-1
Appendix B - Additional Information
Concerning California Municipal
Securities..............................                         B-1


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GENERAL


         Each of Tax Aware U.S. Equity Fund (the " U.S. Equity Fund"), Tax Aware Disciplined Equity Fund (the "Disciplined Equity Fund," and together with the U.S. Equity Fund, the "Equity Funds") and California Bond Fund (the "California Fund") is a series of JPM Series Trust, an open-end management investment company organized as a Massachusetts business trust (the "Trust"). The Equity Funds and California Fund are referred to collectively as the "Funds." The Trustees of the Trust have authorized the issuance and sale of shares of one class of each Equity Fund (JPM Pierpont Shares) and shares of two classes of the California Fund (JPM Pierpont Shares and JPM Institutional Shares).


         This Statement of Additional Information provides additional information with respect to the Funds and should be read in conjunction with the applicable current prospectus (the "Prospectus"). Capitalized terms not otherwise defined herein have the meanings assigned to them in the Prospectus. The Trust's executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

INVESTMENT OBJECTIVES AND POLICIES

         The investment objectives and policies of each Fund are described in the Prospectus. The following discussion supplements the information in the Prospectus regarding the investment policies of the Funds.

MONEY MARKET INSTRUMENTS

         Each Fund may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased by the Funds appears below.
See "Quality and Diversification Requirements."

         U.S. TREASURY SECURITIES. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.


         ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Funds may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States


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                                                         1
include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

         BANK OBLIGATIONS. Unless otherwise noted below, each of the Funds may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The California Fund may not invest in obligations of foreign branches of foreign banks. See "Foreign Investments." The Funds will not invest in obligations for which Morgan Guaranty Trust Company of New York, the Funds' investment advisor ("Morgan" or the "Advisor"), or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Equity Funds may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

         COMMERCIAL PAPER. Each of the Funds may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan acting as agent, for no additional fee, in its capacity as investment advisor to the Funds and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by Morgan or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Morgan, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change.

         Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by Morgan. Since master demand obligations typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if, at the time of investment, the obligation is determined by Morgan to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such

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



obligations are considered by the Funds to be liquid because they are payable upon demand. The Funds do not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan to whom Morgan, in its capacity as a commercial bank, has made a loan.

         REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trust's Trustees. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the agreement is in effect and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.

         OTHER DEBT SECURITIES. Each of the Funds may invest in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate bonds, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information.

CORPORATE BONDS AND OTHER DEBT SECURITIES

         As discussed in the Prospectus, the California Fund may invest in bonds and other debt securities of U.S. issuers to the extent consistent with its investment objective and policies. A description of these investments appears in the Prospectus and below. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

         ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a

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



financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on the underlying debt are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

TAX EXEMPT OBLIGATIONS

         As discussed in the Prospectus, the California Fund may invest in California Municipal Securities and other obligations exempt from federal income taxes to the extent consistent with the Fund's investment objective and policies. A description of the various types of tax exempt obligations which may be purchased by the Fund appears in the Prospectus and below. See "Quality and Diversification Requirements."

         MUNICIPAL BONDS. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities.

         Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

     MUNICIPAL  NOTES.  Municipal notes are subdivided into three  categories of
short-term   obligations:   municipal  notes,  municipal  commercial  paper  and
municipal demand obligations.

         Municipal notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

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         Municipal  commercial  paper  typically  consists  of  very  short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit,
lending  agreements,   note  repurchase  agreements  or  other  credit  facility
agreements offered by banks or financial institutions.

     Municipal demand obligations are subdivided into two types: variable rate demand notes and master demand obligations.

         Variable rate demand notes are tax exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which the Fund may invest are payable, or are subject to purchase, on demand usually upon notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes. Variable rate demand notes are valued at amortized cost; no value is assigned to the right of the Fund to receive the par value of the obligation upon demand or notice.

         Master demand obligations are tax exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. For a description of the attributes of master demand obligations, see "Money Market Instruments" above. Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund has no specific percentage limitations on investments in master demand obligations.

         The interest on many such obligations is, in the opinion of counsel for the borrower, exempt from federal income tax. However, the interest received with respect to certain tax exempt notes that are issued on or after August 13, 1996 and provide for interest payments that are periodically adjusted may be taxable as capital gain.

         PREMIUM SECURITIES. During a period of declining interest rates, many municipal securities in which the California Fund invests likely will bear coupon rates higher than current market rates, regardless of whether the securities were initially purchased at a premium. In general, such securities have market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of the Fund's shares. The values of such "premium" securities tend to approach the principal amount as they near maturity.


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         PUTS. The California Fund may purchase without limit municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. Such a right to resell is commonly known as a "put." The aggregate price for bonds or notes with puts may be higher than the price for bonds or notes without puts. Consistent with the Fund's investment objective and subject to the supervision of the Trustees, the purpose of this practice is to permit the Fund to be fully invested in tax exempt securities while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the writer of the put may default on its obligation to repurchase. Morgan will monitor each writer's ability to meet its obligations under puts.

         Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or in the event Morgan revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, Morgan considers the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities in the Fund's portfolio and the yield, quality and maturity dates of the underlying securities.

         The Fund values any municipal bonds and notes subject to puts with remaining maturities of less than 60 days by the amortized cost method. If the Fund were to invest in municipal bonds and notes with maturities of 60 days or more that are subject to puts separate from the underlying securities, the puts and the underlying securities would be valued at fair value as determined in accordance with procedures established by the Board of Trustees. In connection with determining the value of a put, the factors to be considered would include, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the Securities and Exchange Commission (the "SEC").

         Since the value of the put is partly dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by Morgan. Each dealer will be approved on its own merits, and it is the Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. Other put writers will have outstanding debt rated Aa or better by Moody's Investors Service, Inc. ("Moody's") or AA or better by Standard

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                                                         6

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& Poor's Ratings Group ("Standard & Poor's"),  will be of comparable  quality in
Morgan's opinion or such put writers' obligations will be collateralized and of comparable quality in Morgan's opinion. In the event that a dealer defaults on its obligation to repurchase an underlying security, the Fund may not be able to recover all or any portion of any loss from such dealer.

         Entering into a put with respect to a tax exempt security may be treated, depending upon the terms of the put, as a taxable sale of the tax exempt security by the Fund with the result that, while the put is outstanding, the Fund will no longer be treated as the owner of the security and the interest income derived with respect to the security will be treated as taxable income to the Fund.

EQUITY INVESTMENTS

         As discussed in the Prospectus, the Equity Funds invest primarily in equity securities consisting of exchange-traded, OTC and unlisted common and preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations of U.S. companies and, to a lesser extent, foreign companies ("Equity Securities"). A discussion of the various types of equity investments which may be purchased by the Equity Funds appears in the Prospectus and below. See "Quality and Diversification Requirements."

         EQUITY SECURITIES. The Equity Securities in which the Equity Funds may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         The convertible securities in which the Equity Funds may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

COMMON STOCK WARRANTS

         The Equity Funds may invest in common stock warrants that entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.


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         Warrants  generally  do not entitle the holder to  dividends  or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised prior to the expiration date.

ADDITIONAL INVESTMENTS

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash or other liquid assets, in an amount at least equal to such commitments. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

         REVERSE REPURCHASE AGREEMENTS. Each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act, a reverse repurchase agreement may be deemed to be a borrowing of money by the Fund and, therefore, a form of leverage. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into a reverse repurchase agreement only when the expected return to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets less liabilities (other than reverse repurchase agreements and other borrowings). See "Investment Restrictions."

         LOANS OF PORTFOLIO SECURITIES. Each of the Funds may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Funds in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Fund and its respective shareholders. The Funds may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Fund will consider all facts and

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circumstances   including  the   creditworthiness  of  the  borrowing  financial
institution, and no Fund will make any loans in excess of one year. The Funds will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Funds, Morgan or the Funds' distributor, unless otherwise permitted by applicable law.

         PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Funds may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus. These restricted securities are subject to the risk that the Fund will not be able to sell them at a price the Fund deems representative of their value. If a restricted security must be registered under the Securities Act of 1933, as amended (the "1933 Act"), before it may be sold, a Fund may be obligated to pay all or part of the registration expenses. Also, a considerable period may elapse between the time of the decision to sell and the time the Fund is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

QUALITY AND DIVERSIFICATION REQUIREMENTS

         For purposes of diversification under the Code and concentration under the 1940 Act as described in the California Fund's Prospectus, identification of the issuer of municipal bonds or notes in which the Fund invests depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor.

          As described in the Prospectus, the California Fund invests principally in investment grade municipal securities and may also invest up to 10% of its total assets in below investment grade municipal and taxable securities rated at least B by Moody's or by Standard & Poor's. In addition, the California Fund may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable, if in the opinion of Morgan, such securities are of comparable quality to rated securities in the applicable category.

         At the time any of the Funds invest in any taxable commercial paper, master demand obligations, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in Morgan's opinion.

         In determining suitability of investment in a particular unrated security, Morgan takes into consideration asset and debt service coverage, the purpose of

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the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers. A Fund may only invest in unrated master demand obligations that Morgan has determined are comparable in credit quality to obligations rated A or higher by Moody's or Standard & Poor's.

OPTIONS AND FUTURES TRANSACTIONS

         EXCHANGE TRADED AND OTC OPTIONS. All options purchased or sold by the Funds will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet the Funds' credit standards. Exchange-traded options are obligations of the Options Clearing Corporation. However, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

         The staff of the SEC has taken the position that certain purchased OTC options and the underlying securities used to cover certain written OTC options are illiquid securities. However, a Fund may treat as liquid purchased OTC options and underlying securities used to cover written OTC options determined by Morgan to be liquid on a case-by-case basis pursuant to procedures approved by the Trustees of the Trust.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may purchase or sell (write) futures contracts and purchase put and call options, including put and call options on futures contracts. In addition, the Funds may sell (write) put and call options, including options on futures. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed-income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indices of fixed income securities (including municipal securities) and indices composed of equity securities.

         A futures contract requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date. Each party to an open futures contract makes daily payments of "variation" margin to the other party in an amount equal to the decrease. In contrast, an option on a futures contract entitles its holder to decide on or before the expiration date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily cash payments of "variation" margin to reflect the change in the value of the underlying contract.

         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures

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                                                        10
contracts sold by a Fund are paid by the Fund into a segregated account maintained by the Fund's custodian in the name of the futures commission merchant. In connection with such transactions, a Fund will also segregate cash or other liquid assets in a separate account in accordance with applicable SEC requirements.

         COMBINED POSITIONS. The Funds may engage in options transactions in combination with other options, futures or forward contracts. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund's current or anticipated investments exactly. A Fund may enter into options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests. This practice involves a risk that the options or futures position will not track the performance of the Fund's other investments in securities.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate well with the Fund's investments. Options and futures contracts prices are affected by such factors as current and anticipated interest rates, changes in the price volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund

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



to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

         POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or Morgan may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

         ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. The Funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which a Fund can commit assets to initial margin deposits and option premiums. In addition, the Funds will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds. If the guidelines so require, a Fund will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         RISK MANAGEMENT. The Funds may employ non-hedging risk management techniques. Examples of such strategies include using futures and options to alter the duration or beta of a Fund's portfolio or the mix of securities in a Fund's portfolio. For example, if Morgan wishes to extend maturities in the California Fund's portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause the Fund to purchase futures contracts on long-term debt securities. Similarly, if Morgan wishes to reduce a Fund's exposure to fixed income securities and purchase equities, it could cause the Fund to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques are not speculative, but may involve leverage. Leverage magnifies the gains and losses experienced by the Fund as a result of market fluctuations.

SPECIAL FACTORS AFFECTING THE CALIFORNIA FUND

         The California Fund intends to invest a high proportion of its assets in municipal obligations in California Municipal Securities. As discussed in the Prospectus, payment of interest and preservation of principal is dependent upon the continuing ability of California issuers and/or obligors of California Municipal Securities to meet their obligations thereunder.

         The fiscal stability of California is related, at least in part, to the fiscal stability of its localities and authorities. Various California agencies, authorities and localities have issued large amounts of bonds and notes either

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                                                        12
guaranteed or supported by California through lease-purchase arrangements, other contractual arrangements or moral obligation provisions. While debt service is normally paid out of revenues generated by projects of such California agencies, authorities and localities, in the past the State has had to provide special assistance, in some cases of a recurring nature, to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. The presence of such aid in the future should not be assumed. To the extent that California agencies and local governments require State assistance to meet their financial obligations, the ability of California to meet its own obligations as they become due or to obtain additional financing could be adversely affected.


         For further information concerning California Municipal Obligations, see Appendix B to this Statement of Additional Information. The summary set forth above and in Appendix B is based on information from an official statement of California general obligation municipal obligations and does not purport to be complete.

PORTFOLIO TURNOVER

         The Fund's expected portfolio turnover rates are set forth in the Prospectus. A rate of 100% indicates that the equivalent of all of a Fund's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent that net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxes" below.


JPM PIERPONT SHARES: TAX AWARE U.S. EQUITY FUND -- For the period December 18, 1996 (commencement of operations) through April 30, 1997 (unaudited): 16%.

JPM PIERPONT SHARES: TAX AWARE DISCIPLINED EQUITY FUND -- For the period January 30, 1997 (commencement of operations) through April 30, 1997 (unaudited): 12%.

JPM PIERPONT SHARES:CALIFORNIA BOND FUND -- For the period April 21, 1997 (commencement of operations) through April 30, 1997: 40%.


JPM INSTITUTIONAL SHARES: CALIFORNIA BOND FUND -- For the period December 23, 1996 (commencement of operations) through April 30, 1997: 40%.

INVESTMENT RESTRICTIONS

         The investment restrictions set forth below have been adopted by the Trust with respect to each Fund. Except as otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of purchasing securities to the market value of a Fund's assets.

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         Unless  Sections  8(b)(1)  and  13(a) of the 1940 Act or any SEC or SEC
staff interpretations thereof are amended or modified, each Fund may not:

         1. Purchase any security if, as a result, more than 25% of its total assets would be invested in the securities of issuers in any single industry. This limitation shall not apply to securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

         2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 8 below, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts, forward commitments, swaps and transactions in repurchase agreements are not deemed to be senior securities.

         3. Borrow money, except in amounts not to exceed one third of the Fund's total assets (including the amount borrowed) (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) pursuant to reverse repurchase agreements entered into by the Fund.

         4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

         5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

         6. Purchase securities on margin (except that the Fund may obtai such short-term credits as may be necessary for the clearance of purchases and sales of securities).

         7. Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell financial futures contracts, options on financial futures contracts and warrants and may enter into swap and forward commitment transactions.

         8. Make loans, except that the Fund (1) may lend portfolio securities with a value not exceeding one-third of the Fund's total assets, (2) enter into repurchase agreements, and (3) purchase all or a portion

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                                                        14
                  of an issue of debt securities (including privately issued debt securities), bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         9. In the case of each Equity Fund, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities), if:

                  a. such purchase would cause more than 5% of the Fund's total assets to be invested in the securities of such issuer; or

                  b. such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer.

         For purposes of fundamental investment restriction (1) regarding industry concentration, Morgan may classify issuers by industry in accordance with classifications set forth in the DIRECTORY OF COMPANIES FILING ANNUAL REPORTS WITH THE SECURITIES AND EXCHANGE COMMISSION or other sources. In the absence of such classification or if Morgan determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, Morgan may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

         As a matter of non-fundamental policy, which may be changed by the Trustees without shareholder approval, each Fund may not:

         A. Make short sales of securities unless either (a) after giving effect to any such short sale, the total market value of all securities sold short would not exceed 25% of the Fund's net assets or (b) at all times during which a short position is open the Fund owns (or has the right to obtain through the conversion or exchange of other securities) an equal amount of such securities.

         B. Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange.

         C. Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid.

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



         Notwithstanding any other fundamental or non-fundamental investment restriction or policy, each Fund reserves the right, without the approval of shareholders, to invest all of its assets in another open-end registered investment company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

         If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of a Fund's assets will not constitute a violation of the restriction.

TRUSTEES AND OFFICERS

TRUSTEES

         The Trustees of the Trust, their principal occupations during the past five years, business addresses and dates of birth are set forth below.

         FREDERICK S. ADDY--Trustee; Retired; Executive Vice President and Chief Financial Officer since prior to April 1994, Amoco Corporation. His address is 5300 Arbutus Cove, Austin, TX 78746, and his date of birth is January 1, 1932.

         WILLIAM G. BURNS--Trustee; Retired, Former Vice Chairman and Chief Financial Officer, NYNEX. His address is 2200 Alaqua Drive, Longwood, FL 32779, and his date of birth is November 2, 1932.

         ARTHUR C. ESCHENLAUER--Trustee; Retired; Former Senior Vice President, Morgan Guaranty Trust Company of New York. His address is 14 Alta Vista Drive, RD #2, Princeton, NJ 08540, and his date of birth is May 23, 1934.

         MATTHEW HEALEY (*)--Trustee, Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc., since prior to 1992. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436, and his date of birth is August 23, 1937.

         MICHAEL P. MALLARDI--Trustee; Retired; Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group since prior to April 1996. His address is 10 Charnwood Drive, Suffern, NY 10910, and his date of birth is March 17, 1934.
------------------------

(*) Mr. Healey is an "interested person" of the Trust as that term is defined in the 1940 Act.


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



         Each Trustee is currently paid an annual fee of $75,000 (adjusted as of April 1, 1997) for serving as Trustee of the Trust, each of the Master Portfolios (as defined below), The JPM Institutional Funds and The JPM Pierpont Funds and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

         Trustee compensation expenses accrued by the Trust for the calendar year ended December 31, 1996 is set forth below.

                                                   AGGREGATE                  TOTAL TRUSTEE COMPENSATION
                                                   TRUSTEE                    ACCRUED BY THE MASTER
                                                   COMPENSATION               PORTFOLIOS (*), THE JPM
                                                   ACCRUED BY THE             INSTITUTIONAL FUNDS, THE JPM
                                                   TRUST DURING               PIERPONT FUNDS AND THE TRUST
NAME OF TRUSTEE                                    1996                       DURING 1996 (***)
Frederick S. Addy, Trustee                         $0                         $65,000
William G. Burns, Trustee                          $0                         $65,000
Arthur C. Eschenlauer, Trustee                     $0                         $65,000
Matthew Healey, Trustee (**)                       $0                         $65,000
  Chairman and Chief Executive
  Officer
Michael P. Mallardi, Trustee                       $0                         $65,000

(*) The JPM Pierpont Funds and The JPM Institutional Funds are each multi-series registered investment companies that are part of a two-tier (master-feeder) investment fund structure. Each series of The JPM Pierpont Funds and The JPM Institutional Funds is a feeder fund that invests all of its investable assets in one of 23 separate master portfolios (collectively the "Master Portfolios"), 15 of which are registered investment companies.


(**) During 1996, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $140,000, contributed $21,000 to a defined contribution plan on his behalf and paid $21,500 in insurance premiums for his benefit.


(***) No investment company within the fund complex has a pension or retirement plan.

         The Trustees, in addition to reviewing actions of the Trust's various service providers, decide upon matters of general policy. The Trust has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for The Pierpont Family of Funds, and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust has agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services to the Trust and certain other registered investment companies subject


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                                                        17
to similar agreements with Pierpont Group, Inc. These costs are periodically reviewed by the Trustees.

         The aggregate fees paid to Pierpont Group, Inc. by each Fund during the indicated fiscal periods are set forth below:

TAX AWARE U.S. EQUITY FUND -- For the period December 18, 1996 (commencement of operations) through April 30, 1997 (unaudited): $100.

TAX  AWARE  DISCIPLINED   EQUITY  FUND  --  For  the  period  January  30,  1997
(commencement of operations) through April 30, 1997 (unaudited): $22.

CALIFORNIA BOND FUND -- For the period December 23, 1996 (commencement of operations) through April 30, 1997: $90.


OFFICERS

         The Trust's executive officers (listed below), other than the Chief Executive Officer, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The Chief Executive Officer receives no compensation in his capacity as an officer of the Trust. The officers conduct and supervise the business operations of the Trust. The Trust has no employees.

         The officers of the Trust, their principal occupations during the past five years and dates of birth are set forth below. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont Group, since prior to 1992. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436. His date of birth is August 23, 1937.


         MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies advised or administered by the Dreyfus Corporation ("Dreyfus") or its affiliates. From December 1991 to July 1994, she was President and Chief Compliance Officer of FDI. Her date of birth is August 1, 1957.

         DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Assistant Vice President and Manager of Treasury Services and Administration of FDI and an officer of certain investment companies advised or administered by Dreyfus or its affiliates. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. Prior to March 1993, Mr. Conroy was employed as a fund accountant at The Boston Company, Inc. His date of birth is March 31, 1969.



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




         RICHARD W. INGRAM; President and Treasurer. Executive Vice President and Director of Client Services and Treasury Administration of FDI, Senior Vice President of Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris Trust and Savings Bank ("Harris") or their respective affiliates. Prior to April 1997, Mr. Ingram was Senior Vice President and Director of Client Service and Treasury Administration of FDI. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc. His date of birth is September 15, 1955.


         KAREN JACOPPO-WOOD; Vice President and Assistant Secretary. Assistant Vice President of FDI and an officer of RCM Capital Funds, Inc. and RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and Harris or their
respective affiliates.   From June 1994 to January 1996, Ms. Jacoppo-Wood was a
Manager, SEC Registration, Scudder, Stevens & Clark, Inc. From 1988 to May 1994, Ms. Jacoppo-Wood was a senior paralegal at The Boston Company Advisors, Inc. ("TBCA"). Her date of birth is December 29, 1966.


     ELIZABETH A. KEELEY; Vice President and Assistant Secretary. Vice President and Senior Counsel of FDI and Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris or their respective affiliates. Prior to August 1996, Ms. Keeley was Assistant Vice President and Counsel of FDI and Premier Mutual. Prior to September 1995, Ms. Keeley was enrolled at Fordham University School of Law and received her JD in May 1995. Prior to September 1992, Ms. Keeley was an assistant at the National Association for Public Interest Law. Address: 200 Park Avenue, New York, New York 10166. Her date of birth is September 14, 1969.


         CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Associate General Counsel of FDI and Premier Mutual and an officer of Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Harris or its affiliates. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From 1992 to 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. Prior to September 1992, Mr. Kelley was enrolled at Boston College Law School and received his JD in May 1992. His date of birth is December 24, 1964.


     MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual, an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris or their respective affiliates. From 1989 to 1994, Ms. Nelson was an Assistant Vice President and Client Manager for The Boston Company, Inc. Her date of birth is April 22, 1964.

     JOHN E. PELLETIER; Vice President and Secretary. Senior Vice President, General Counsel, Secretary and Clerk of FDI and Premier Mutual and an officer of


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                                                        19

RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris or their respective affiliates. From February 1992 to April 1994, Mr. Pelletier served as Counsel for TBCA. From August 1990 to February
1992, Mr. Pelletier was employed as an Associate at Ropes & Gray. His date of birth is June 24, 1964.


     MICHAEL S. PETRUCELLI; Vice President and Assistant Secretary. Senior Vice President and Director of Strategic Client Initiatives for FDI since December 1996. From December 1989 through November 1996, Mr. Petrucelli was employed with GE Investments where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Address: 200 Park Avenue, New York, New York, 10166. His date of birth is May 18, 1961.

     JOSEPH F. TOWER III; Vice President and Assistant Treasurer. Executive Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director Of FDI. Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of Premier Mutual and an officer of Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or its Affiliates. Prior to April 1997, Mr. Tower was Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company, Inc. His date of birth is June 13, 1962.


INVESTMENT ADVISOR

         The investment advisor to the Funds is Morgan (Morgan Guaranty Trust Company of New York), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of the State of Delaware. Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. The Advisor is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.


         J.P. Morgan, through Morgan and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of $208 billion.


         J.P. Morgan has a long history of service as an advisor, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         The basis of Morgan's investment process is fundamental investment research because the firm believes that fundamentals should determine an asset's value over the long term. Morgan currently employs over 100 full time research

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                                                        20
analysts, among the largest research staffs in the money management industry, in its investment management divisions located in New York, London, Tokyo, Frankfurt, Melbourne and Singapore to cover companies, industries and countries on site. In addition, the investment management divisions employ approximately 300 capital market researchers, portfolio managers and traders. The conclusions of the equity analysts' fundamental research is quantified into a set of projected returns for individual companies through the use of a dividend discount model. These returns are projected for 2 to 5 years to enable analysts to take a longer term view. These returns, or normalized earnings, are used to establish relative values among stocks in each industrial sector. These values may not be the same as the markets' current valuations of these companies. This provides the basis for ranking the attractiveness of the companies in an industry according to five distinct quintiles or rankings. This ranking is one of the factors considered in determining the stocks purchased and sold in each sector. Morgan's fixed income investment process is based on analysis of real rates, sector diversification and quantitative and credit analysis.

         The investment advisory services Morgan provides to the Funds are not exclusive under the terms of the Investment Advisory Agreement. Morgan is free to and does render similar investment advisory services to others. Morgan serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which Morgan serves as trustee. The accounts which are managed or advised by Morgan have varying investment objectives and Morgan invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Funds. Such accounts are supervised by officers and employees of Morgan who may also be acting in similar capacities for the Funds. See "Portfolio Transactions."


         Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmarks for the Funds are currently: U.S. Equity Fund -- S&P 500; Disciplined Equity Fund -- S&P 500; and California Fund -- Lehman Brothers 1- to 16-Year Municipal Bond Index.


         J.P. Morgan Investment Management Inc., also a wholly owned subsidiary of J.P. Morgan, is a registered investment adviser under the Investment Advisers Act of 1940 and manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as trustee. J.P. Morgan Investment Management Inc. advises Morgan on investment of the commingled pension trust funds.

         The Funds are managed by officers of Morgan who, in acting for their clients, including the Funds, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of Morgan or with any of its affiliated persons, with the exception of J.P. Morgan Investment Management Inc.


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




         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Advisory Agreements, the Funds have agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rates of each Fund's average daily net assets shown below.

TAX AWARE U.S. EQUITY FUND:         0.45%

TAX AWARE DISCIPLINED EQUITY FUND:  0.35%

CALIFORNIA BOND FUND:               0.30%

         The table below sets forth for each Fund listed the advisory fees paid to the Advisor for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.

TAX AWARE U.S. EQUITY FUND -- For the period December 18, 1996 (commencement of operations) through April 30, 1997 (unaudited): $16,337.

TAX  AWARE   DISCIPLINED   EQUITY  FUND  --For  the  period   January  30,  1997
(commencement of operations) through April 30, 1997 (unaudited): $3,028.

CALIFORNIA BOND FUND -- For the period December 23, 1996 (commencement of operations) through April 30, 1997: $10,233.


         The Investment Advisory Agreement between Morgan and the Trust, on behalf of each Fund, provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Distributor" below. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time with respect to a Fund without penalty by a vote of a majority of the Trust's Trustees or by a vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Morgan and by Morgan on 90 days' written notice to the Fund. See "Additional Information."


         The Glass-Steagall Act and other applicable laws generally prohibit banks such as Morgan from engaging in the business of underwriting or distributing securities. The Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company that continuously issues shares, such as the Trust. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment advisor, administrator, shareholder servicing agent or custodian to such an investment company. The Advisor believes that it may perform the services for the Funds contemplated by the Investment Advisory Agreement without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations


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                                                        22
concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Advisor from continuing to perform such services for the Funds.

         If the Advisor were prohibited from acting as investment advisor to any Fund, it is expected that the Trustees of the Trust would recommend to shareholders that they approve the Fund's entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.


         Under separate agreements, Morgan also provides certain financial, fund accounting, administrative and shareholder services to the Trust. See "Services Agent" and "Shareholder Servicing" below.

DISTRIBUTOR

         FDI serves as the Trust's exclusive distributor and holds itself available to receive purchase orders for each Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Funds' distributor.

         The Distribution Agreement will continue in effect with respect to each Fund for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding voting securities or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers"). The Distribution Agreement will terminate automatically if assigned by either party. The Distribution Agreement is also terminable with respect to a Fund at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Fund's outstanding voting securities present at a meeting if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CO-ADMINISTRATOR

         Under a Co-Administration Agreement with the Trust, FDI also serves as the Trust's Co-Administrator. The Co-Administration Agreement may be renewed or amended by the Trustees without a shareholder vote. The Co-Administration Agreement is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust expressly agrees in writing, the Co-Administrator shall be fully responsible for

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                                                        23
the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.


         For its services under the Co-Administration Agreement, each Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to each Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust and certain other registered investment companies subject to similar arrangements with FDI.

         The table below sets forth for each Fund listed the administrative fees paid to FDI for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.

TAX AWARE U.S. EQUITY FUND: -- For the period December 18, 1996 (commencement of operations) through April 30, 1997 (unaudited): $73.

TAX AWARE DISCIPLINED EQUITY FUND: -- For the period January 30, 1997 (commencement of operations) through April 30, 1997 (unaudited): $17.

CALIFORNIA BOND FUND: -- For the period December 23, 1996 (commencement of operations) through April 30, 1997: $68.


SERVICES AGENT

         The Trust, on behalf of each Fund, has entered into an Administrative Services Agreement (the "Services Agreement") with Morgan pursuant to which Morgan is responsible for certain administrative and related services provided to each Fund. The Services Agreement may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.


         Under the Services Agreement, each Fund has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Funds and the Master Portfolios in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets, and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by each Fund is determined by the proportionate share that its net assets bear to the total net assets of the Trust and the other investment companies provided administrative services by Morgan.

         The table below sets forth for each Fund listed the fees paid to Morgan, net of fee waivers and reimbursements, as Services Agent. See "Expenses" in the Prospectus and below for applicable expense limitations.

TAX AWARE U.S. EQUITY FUND: -- For the period December 18, 1996 (commencement of operations) through April 30, 1997 (unaudited): $1,377.



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TAX AWARE DISCIPLINED EQUITY FUND: -- For the period January 30, 1997
(commencement of operations) through April 30, 1997 (unaudited): $341.

CALIFORNIA BOND FUND: -- For the period December 23, 1996 (commencement of operations) through April 30, 1997: $1,332.


CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's custodian and fund accounting, transfer and dividend disbursing agent. Pursuant to the Custodian Contract with the Trust, State Street is responsible for maintaining the books and records of each Fund's portfolio transactions and holding portfolio securities and cash. The Custodian maintains portfolio transaction records. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

         The Trust on behalf of each of the Funds has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for Fund shareholders. Under this agreement, Morgan is responsible for performing, directly or through an agent, shareholder account administrative and servicing functions, which include but are not limited to answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to a Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; transmitting purchase and redemption orders to the Funds' transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing FDI of the gross amount of purchase orders for Fund shares; and providing other related services.


         Under the Shareholder Servicing Agreement, each Fund has agreed to pay Morgan for these services a fee at the following annual rates (expressed as a percentage of the average daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent): JPM Pierpont Shares: Tax Aware U.S. Equity Fund: 0.25%; JPM Pierpont Shares: Tax Aware Disciplined Equity Fund: 0.25% ; JPM Pierpont Shares: California Bond
Fund: 0.25%; JPM Institutional Shares: California Bond Fund: 0.05%. Morgan acts as shareholder servicing agent for all shareholders.

         The  table  below  sets  forth  for each Fund  listed  the  shareholder
servicing   fees  paid  by  each  Fund  to  Morgan,   net  of  fee  waivers  and
reimbursements, for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.



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JPM PIERPONT SHARES: TAX AWARE U.S. EQUITY FUND: -- For the period December 18,
1996 (commencement of operations) through April 30, 1997 (unaudited): $9,076.

JPM PIERPONT SHARES: TAX AWARE DISCIPLINED EQUITY FUND: -- For the period January 30, 1997 (commencement of operations) through April 30, 1997 (unaudited): $2,163.

JPM PIERPONT SHARES: CALIFORNIA BOND FUND: -- For the period April 21, 1997 (commencement of operations) through April 30, 1997: $16.

JPM INSTITUTIONAL SHARES: CALIFORNIA BOND FUND: -- For the period December 23, 1996 (commencement of operations) through April 30, 1997: $1,543.


         As discussed under "Investment Advisor," the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of Morgan in acting as shareholder servicing agent for Fund shareholders under the Shareholder Servicing Agreement and for providing administrative services to the Funds under the Services Agreement, may raise issues under these laws. However, Morgan believes that it may properly perform these services and the other activities described in the Prospectus without violating the Glass-Steagall Act or other applicable banking laws or regulations.

         If Morgan were prohibited from providing any of the services under the Shareholder Servicing Agreement and the Services Agreement, the Trustees would seek an alternative provider of such services. In such event, changes in the operation of the Funds might occur and a shareholder might no longer be able to avail himself or herself of any services then being provided to shareholders by Morgan.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust are Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. Price Waterhouse LLP conducts an annual audit of the financial statements of each of the Funds, assists in the preparation and/or review of each of the Fund's federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

EXPENSES

         In addition to the fees payable to Pierpont Group, Inc., Morgan and FDI under various agreements discussed under "Trustees and Officers," "Investment Advisor," "Co-Administrator" "Services Agent" and "Shareholder Servicing" above, the Funds are responsible for usual and customary expenses associated with the Trust's operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, extraordinary expenses, transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, fees under state securities laws, custodian fees and brokerage expenses.

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PURCHASE OF SHARES

         Investors may open Fund accounts and purchase JPM Pierpont Shares of the Equity Funds and JPM Pierpont Shares or JPM Institutional Shares of the California Fund as described in the Prospectus under "Purchase of Shares."

         Each Fund may, at its own option, accept securities in payment for shares. The securities so delivered are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Morgan, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund; (ii) be acquired by the applicable Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

         Prospective investors may purchase shares with the assistance of an Eligible Institution, and the Eligible Institution may charge the investor a fee for this service and other services it provides to its customers.

REDEMPTION OF SHARES

         Investors may redeem JPM Pierpont Shares of the Equity Funds and JPM Pierpont Shares or JPM Institutional Shares of the California Fund as described in the Prospectus under "Redemption of Shares."

         The Trust, on behalf of each Fund, reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading thereon is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

         If the Trust determines that it would be detrimental to the best interest of the remaining shareholders of the California Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash. If shares are redeemed in kind, the redeeming shareholder might incur costs in converting the assets into cash. The Trust is in the process of seeking exemptive relief from the SEC with respect to redemptions in kind by the Funds. If the requested relief is granted, each Fund would then be permitted to pay redemptions to greater than 5% shareholders in securities, rather than in cash, to the extent permitted by the SEC and applicable law. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation

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will be made as of the same time the  redemption  price is  determined.  See the
Prospectus for information on redemptions in kind for the Equity Funds.

EXCHANGE OF SHARES

         An investor may exchange JPM Pierpont Shares or JPM Institutional Shares of the California Fund for shares of any fund in The JPM Pierpont Funds or The JPM Institutional Funds, as described under "Exchange of Shares" in the Prospectus. For complete information, the Prospectus as it relates to the fund into which a transfer is being made should be read prior to the transfer. Orders for the purchases of shares to be acquired and orders for shares to be redeemed are timed to settle on the same day. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege.

NET ASSET VALUE

         Each of the Funds computes its net asset value separately for each class of shares outstanding once daily at 4:15 P.M. New York time on Monday through Friday as described under "Net Asset Value" in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Funds will close for purchases and redemptions at the same time. The Funds may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Funds' business days.

         CALIFORNIA FUND. Portfolio securities with a maturity of more than 60 days, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the OTC market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. If such prices are not supplied by the Fund's independent pricing service, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of 60 days or less are valued by the amortized cost method. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

         EQUITY FUNDS. The value of investments listed on a domestic securities exchange, other than options on stock indices, is based on the last sale prices at the close of regular trading on the New York Stock Exchange (normally 4:00 P.M., New York time) or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Unlisted securities are valued at the average of the quoted bid and asked prices in the

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



OTC market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates available at the time of valuation.

         Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 P.M., New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 P.M., New York time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

PERFORMANCE DATA

         From time to time, the Funds may quote performance in terms of yield, tax equivalent yield (in the case of the California Fund), actual distributions, total return or capital appreciation for the various Fund classes in reports, sales literature and advertisements published by the Trust. Current performance information may be obtained by calling Morgan at (800) 766-7722. See "Additional Information" in the Prospectus.

         The classes of shares of each Fund may bear different shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of another class. Performance quotations will be computed separately for each class of a Fund's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield.

         YIELD QUOTATIONS. The annualized yield for the California Fund's JPM Pierpont and JPM Institutional shares is computed by dividing net investment income per share earned during a 30-day period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income. Annualized tax-equivalent yield reflects the approximate annualized yield that a taxable investment must earn for

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shareholders at specified federal and California income tax levels to produce an after-tax yield equivalent to the annualized tax-exempt yield.


         Below is set forth historical yield information for the periods indicated:

JPM PIERPONT SHARES: CALIFORNIA BOND FUND (for the period April 21, 1997 (commencement of operations) through April 30, 1997): 30-day yield : N/A; 30-day tax equivalent yield at 39.6% tax rate: N/A.

JPM INSTITUTIONAL SHARES: CALIFORNIA BOND FUND (for the period December 23, 1996 (commencement of operations) through April 30, 1997): 30-day yield: 4.68%; 30-day tax equivalent yield at 39.6% tax rate: 7.75%.


         TOTAL RETURN QUOTATIONS. The average annual total return of each Fund's class(es) for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The average annual total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.

         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.


         Historical  performance for periods prior to the  establishment  of JPM
Pierpont Shares of the California Fund may be that of JPM Institutional Shares of that Fund and will be presented in accordance with applicable SEC staff interpretations. Such historical performance information may reflect operating expenses which here lower than those associated with holding JPM Pierpont
Shares. Accordingly, the historical yield and historical returns for the California Fund's JPM Pierpont Shares may be higher than would have occurred if an investment had been made during the indicated periods in JPM Institutional Shares of the Fund.

         Below is set forth historical return information for the Funds for the periods indicated:

JPM PIERPONT SHARES: TAX AWARE U.S. EQUITY FUND (for the period December 18, 1996 (commencement of operations) through April 30, 1997): Average annual total return, 1 year: N/A; average annual total return, 5 years: N/A; average annual total return, commencement of operations to period end: 9.02%; aggregate total return, 1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations to period end: 9.02%.

JPM PIERPONT SHARES: TAX AWARE DISCIPLINED EQUITY FUND (for the period January 30, 1997 (commencement of operations) through April 30, 1997): Average annual total return, 1 year: N/A; average annual total return, 5 years: N/A; average annual total return, commencement of operations to period end: 2.50%; aggregate total return, 1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations to period end: 2.50%.



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JPM  PIERPONT  SHARES:  CALIFORNIA  BOND FUND  (for the  period  April 21,  1997
(commencement of operations) through April 30, 1997): Average annual total return, 1 year: N/A; average annual total return, 5 years: N/A; average annual total return, commencement of operations to period end: 0.51%; aggregate total return, 1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations to period end: 0.51%.

JPM INSTITUTIONAL SHARES: CALIFORNIA BOND FUND (for the period December 23, 1996 (commencement of operations) through April 30, 1997): Average annual total return, 1 year: N/A; average annual total return, 5 years: N/A; average annual total return, commencement of operations to period end: 0.56%; aggregate total return, 1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations to period end: 0.56%.


         GENERAL. Performance will vary from time to time depending upon market conditions, the composition of the portfolio, and operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising shares of the Funds, including data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the S&P 500, Lehman Brothers 1- to 16-Year Municipal Bond Index, the Dow Jones Industrial Average, the Frank Russell Indexes and other industry publications.

PORTFOLIO TRANSACTIONS

     Morgan places orders for all Funds for all purchases and sales of portfolio securities, enters into repurchase agreements and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of all the Funds. See "Investment Objectives and Policies."

         Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         In connection with portfolio transactions for the California Fund, Morgan intends to seek best price and execution on a competitive basis for both purchases and sales of securities.


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         In connection  with portfolio  transactions  for the Equity Funds,  the overriding objective is to obtain the best possible execution of purchase and sale orders.

         In selecting a broker, Morgan considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition; and the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, Morgan decides that the broker chosen will provide the best possible execution. Morgan monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Trust's Trustees review regularly the reasonableness of commissions and other transaction costs incurred by the Funds in light of facts and circumstances deemed relevant from time to time and, in that connection, will receive reports from Morgan and published data concerning transaction costs incurred by institutional investors generally.

         Research services provided by brokers to which Morgan has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all of Morgan's clients and not solely or necessarily for the benefit of an individual Fund. Morgan believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Funds do not reduce their fee to Morgan by any amount that might be attributable to the value of such services.


         The Equity Funds paid the following approximate brokerage commissions for the indicated fiscal periods:

TAX AWARE U.S. EQUITY FUND (for the period December 18, 1996 (commencement of operations) through April 30, 1997) (unaudited): $792.

TAX AWARE DISCIPLINED EQUITY FUND (for the period January 30, 1997 (commencement of operations) through April 30, 1997) (unaudited): $878.


         Subject to the overriding objective of obtaining the best possible execution of orders, Morgan may allocate a portion of a Fund's brokerage transactions to affiliates of Morgan. In order for affiliates of Morgan to effect any portfolio transactions for a Fund, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trust's Trustees, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.


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         Portfolio  securities  will not be purchased from or through or sold to or through Morgan or FDI or any "affiliated person" (as defined in the 1940 Act) thereof when such entities are acting as principals, except to the extent permitted by law. In addition, the Funds will not purchase securities from any underwriting group of which Morgan or an affiliate of Morgan is a member, except to the extent permitted by law.

         Investment decisions made by Morgan are the product of many factors in addition to basic suitability for the particular Fund or other client in question. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the same security. The Funds may only sell a security to each other or to other accounts managed by Morgan or its affiliates in accordance with procedures adopted by the Trustees.

         It also sometimes happens that two or more clients simultaneously purchase or sell the same security. On those occasions when Morgan deems the purchase or sale of a security to be in the best interests of a Fund, as well as other clients including other Funds, Morgan to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other clients in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by Morgan in the manner it considers to be most equitable and consistent with Morgan's fiduciary obligations to a Fund. In some instances, this procedure might adversely affect a Fund.

MASSACHUSETTS TRUST

         The Trust is a "Massachusetts business trust" of which each Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that the shareholders will not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund will contain a provision to the effect that the shareholders are not personally liable thereunder.


         Effective May 12, 1997, the name of the U.S. Equity Fund was changed from "Tax Aware Equity Fund" to "Tax Aware U.S. Equity Fund".


         The Trust's Declaration of Trust further provides that no Trustee, officer, employee, or agent of the Trust is liable to a Fund or to a shareholder, and that no Trustee, officer, employee, or agent is liable to any third persons in connection with the affairs of a Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons ("disabling conduct"). It also provides that all third persons must look solely to Fund property for

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                                                        33
satisfaction of claims arising in connection with the affairs of a Fund. The Trust's Declaration of Trust provides that a Trustee, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of a Fund, except liabilities arising from disabling conduct.

DESCRIPTION OF SHARES

     Each Fund represents a separate series of shares of beneficial  interest of
the  Trust.  Fund  shares  are  further  divided  into  separate  classes.   See
"Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares of any series without changing the proportionate beneficial interest of each shareholder in a Fund. To date, JPM Pierpont Shares of each Equity Fund and JPM Pierpont Shares and JPM Institutional Shares of the California Fund described in this Statement of Additional Information have been authorized and are currently available for sale to the public.

         Each share represents an equal proportional interest in a Fund with each other share of the same class. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. Shares of a Fund have no preemptive or conversion rights.

         The shareholders of the Trust are entitled to one full or fractional vote for each dollar or fraction of a dollar invested in shares. Subject to the 1940 Act, the Trustees have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration, subject to certain removal procedures, and to appoint their own successors. However, immediately after such appointment, the requisite majority of the Trustees must have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative. The Trust does not intend to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote if required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of shareholders whose shares represent two-thirds of the net asset value of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the shareholders whose shares represent 10% of the net asset value of the Trust. The Trustees are also required, under certain circumstances, to assist shareholders in communicating with other shareholders.


         As of May 31, 1997, the following owned of record or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of:

JPM PIERPONT SHARES: TAX AWARE U.S. EQUITY FUND -- Morgan as Agent for J.K. Volwieder (6.54%), Morgan as Agent for A. Kaufman (6.49%), Morgan as Agent for The Cumming Family Providence 1991 Irrevocable Trust (6.08);



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                                                        34

JPM PIERPONT SHARES: TAX AWARE DISCIPLINED EQUITY FUND -- J.E. Young and M. Young (24.40%), Morgan as Agent for T. Andrew McWethy Nordal and M. McWethy Asset Allocation (15.18%), Morgan as Agent for H.R. Geary (7.38%), Morgan as Agent for H. Geary/G. Skip Trust (7.01%), Morgan as Agent for F.J. Casagrande Special Account (6.35%), Morgan as Agent for J. Hyatt (5.78%), Morgan as Agent for W.J. Brady (5.43%), Morgan as Agent for D.R. Seawell and E.R. Seawell (5.19%);

JPM PIERPONT SHARES: CALIFORNIA BOND FUND -- Morgan as Agent for W.J. Brady (100%); and

JPM INSTITUTIONAL SHARES: CALIFORNIA BOND FUND -- Morgan as Agent for V.G. Defelice (18.86%), Morgan as Agent for N. Wright (15.32%), Morgan as Agent for Yeo Living Trust (11.40%), Morgan as Agent for 1984 Geisel Trust - Survivor's Trust (9.08%), Morgan as Agent for 1984 Geisel Trust - Marital Trust (7.35%), Morgan as Agent for Shaklee Trust (5.69%), Morgan as Agent for Carey Family Trust (5.48%), Morgan as Agent for R. Cort and R.S. Cort Community Property Account (5.46%).

         The address of each owner listed above is c/o Morgan, 522 Fifth Avenue, New York, New York 10036. As of the date of this Statement of Additional Information the officers and Trustees as a group owned less than 1% of the beneficial shares of each Fund.


TAXES

     Each Fund intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) held less than three months, or foreign currencies (or options, futures or forward contracts on foreign currencies) held less than three months, but only if such currencies (or options, futures or forward contracts on foreign currencies) are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, investments in other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its

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                                                        35
net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed.

     Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

     For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

     The California Fund intends to qualify to pay exempt-interest dividends to its shareholders by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by the Fund which consists of interest received by the Funds on tax exempt securities. Shareholders will not incur any federal income tax on the amount of exempt-interest dividends received by them from the Fund. In view of the Fund's investment policies, it is expected that a substantial portion of all dividends will be exempt-interest dividends, although the Fund may from time to time realize and distribute net short-term capital gains and may invest limited amounts in taxable securities under certain circumstances.

     Distributions of net investment income (other than exempt-interest dividends) and realized net short-term capital gains in excess of net long-term capital losses are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Distributions of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders of a Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. See "Taxes" in the Prospectus for a discussion of the federal income tax treatment of any gain or loss realized on the redemption or exchange of a Fund's shares. Additionally, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.

     Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where, if applicable, a put is acquired or a call option is written thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid

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                                                        36
by the Fund in the closing transaction. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

     Options and futures contracts entered into by a Fund may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by the Fund on options and futures contracts or on the underlying securities. Straddles may also result in the loss of the holding period of underlying securities for purposes of the 30% of gross income test described above, and therefore, a Fund's ability to enter into options and futures contracts may be limited.

     Certain options and futures held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Fund has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income.

     The Equity Funds may invest in Equity Securities of foreign issuers. If a Fund purchases shares in certain foreign investment funds (referred to as passive foreign investment companies ("PFICs") under the Code), the Fund may be subject to federal income tax on a portion of an "excess distribution" from such foreign investment fund or gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on a Fund or its shareholders in respect of unpaid taxes arising from such distributions or gains. Alternatively, a Fund may in certain circumstances include each year in its income and distribute to shareholders a pro rata portion of the PFIC's income, whether or not distributed to the Fund.

     FOREIGN SHAREHOLDERS. Dividends of net investment income and distributions of realized net short-term gains in excess of net long-term losses to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

     In the case of a foreign shareholder who is a nonresident alien individual and who is not otherwise subject to withholding as described above, a Fund may be

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                                                        37
required to withhold U.S. federal income tax at the rate of 31% unless IRS Form W-8 is provided. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

     STATE AND LOCAL TAXES. Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

     OTHER TAXATION. Under current law, neither the Trust nor any Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

ADDITIONAL INFORMATION

     Telephone calls to the Funds, Morgan or State Street may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act and the Trust's registration statement filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The registration statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

     No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Funds or FDI. The Prospectus and this Statement of Additional Information do not constitute an offer by any Fund or by FDI to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or FDI to make such offer in such jurisdictions.

FINANCIAL STATEMENTS


     The following financial statements and the report thereon of Price Waterhouse LLP of the California Bond Fund are incorporated herein by reference from its annual report dated April 30, 1997 made with the SEC pursuant to
Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The following financial statements


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                                                        38
of the Tax Aware  U.S.  Equity  Fund and the Tax  Aware  Disciplined
Equity Fund are incorporated herein by reference from their respective semi-annual reports dated April 30, 1997 made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the following financial reports are available without charge upon request by calling J.P. Morgan Fund Services at (800) 521-5411 for JPM Pierpont Shares: Tax Aware U.S. Equity Fund, JPM Pierpont Shares: Tax Aware Disciplined Equity Fund and JPM Pierpont Shares:
California Bond Fund; or (800) 766-7722 for JPM Institutional Shares: California Bond Fund. The audited statement of assets and liabilities and the reports thereon of Price Waterhouse LLP for the U.S. Equity Fund and the Disciplined Equity Fund as of November 4, 1996 are attached hereto.


                                                 Date of Semi-Annual                Date of Annual
                                                 Report; Date Semi-                 Report; Date Annual
                                                 Annual Report Filed;               Report Filed; and
Name of Fund                                     and Accession Number               Accession Number
------------------------------------------------ ---------------------------------  --------------------------------
Tax Aware U.S. Equity Fund                       04/30/97                           N/A
                                                 06/19/97
                                                 0000912057-97-020765
Tax Aware Disciplined Equity                     04/30/97                           N/A
Fund                                             06/19/97
                                                 0000912057-97-020764
California Bond Fund                             N/A                                04/30/97
                                                                                    06/13/97
                                                                                    0000912057-97-020343
------------------------------------------------ ---------------------------------  --------------------------------








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                                                        39

TAX AWARE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
November 4, 1996
------------------------------------------------------------------------

ASSETS

Cash                                            $                    25,000
Deferred Organization Expenses                                       47,567
                                                                  ---------

     Total Assets                                                    72,567
                                                                  ---------
LIABILITIES

Organization Expenses Payable                                        47,567
                                                                  ---------

     Total Liabilities                                               47,567
                                                                  ---------

NET ASSETS                                      $                    25,000
                                                                  =========
Shares  Outstanding  (par value $0.001,  unlimited  shares  authorized  for each class):
     JPM Pierpont Shares                                              2,500
                                                                  =========

Net Asset Value, Offering and Redemption Price
      Per Share                                 $                     10.00
                                                                  =========


The Accompanying Notes are an Integral Part of the Financial Statement.

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                                                        40

TAX AWARE EQUITY FUND
NOTES TO FINANCIAL STATEMENT
November 4, 1996
------------------------------------------------------------------------

1.  ORGANIZATION

Tax Aware Equity Fund (the "Fund") is a series of JPM Series Trust, a Massachusetts business trust (the "Trust"). The investment objective of the Fund is to provide high total return while being sensitive to the impact of capital gains taxes on investors' returns. The Trustees of the Trust have divided the beneficial interests in the Fund into two classes of shares (JPM Institutional Shares and JPM Pierpont Shares, respectively). The Trust was organized on August 15, 1996, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 2,500 JPM Pierpont Shares (the "initial shares") of the Fund to FDI Distribution Services, Inc. ("FDSI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc.

The Fund has incurred $47,567 in organization expenses based on its allocable pro rata share of total organization expenses for the Fund and the other two initial series in the Trust. These costs are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. FDSI agrees that if it or any direct or indirect transferee of any of the initial shares redeems any of such shares prior to the fifth anniversary of the date the Fund commenced operations, FDSI will pay to the Fund an amount equal to the number resulting from multiplying the Fund's total unamortized organizational expenses by a fraction, the numerator of which is equal to the number of initial shares redeemed by FDSI or such transferee and the denominator of which is equal to the number of such shares held by FDSI outstanding as of the date of such redemption, as long as the administrative position of the staff of the Securities and Exchange Commission requires such reimbursement.

2.  SERVICE AGREEMENTS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide investment advice and portfolio management services to the Fund and the other series of the Trust. The Trust has also entered into (i) an Administrative Services Agreement with Morgan to provide administrative and related services to the Trust and (ii) a Shareholder Servicing Agreement with Morgan pursuant to which Morgan will provide shareholder servicing to shareholders of each class of the Fund. The Trust is a party to a Co-Administration Agreement and Distribution Agreement with Funds Distributor, Inc. ("FDI"), a wholly owned subsidiary of FDSI, pursuant to which FDI provides co-administration and distribution services, respectively, for the Trust. The officers of the Trust are employees of FDI. The Trust has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall responsibilities for the affairs of the Trust. The Trustees of the Trust represent all the existing shareholders of Pierpont Group, Inc.

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                                                        41

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of
Tax Aware Equity Fund

In our opinion, the accompanying statement of assets and liabilities present fairly, in all material respects, the financial position of Tax Aware Equity Fund, (one of three funds comprising JPM Series Trust, hereafter referred to as the "Fund") at November 4, 1996, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on the financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion expressed above.


/s/ Price Waterhouse LLP PRICE WATERHOUSE LLP 1177 Avenue of the Americas New York, New York 10036
November 4, 1996

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                                                        42

TAX AWARE DISCIPLINED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
November 4, 1996
------------------------------------------------------------------------

ASSETS

Cash                                       $                    50,000
Deferred Organization Expenses                                  47,567
                                                             ---------

     Total Assets                                               97,567
                                                             ---------
LIABILITIES

Organization Expenses Payable                                   47,567
                                                             ---------

     Total Liabilities                                          47,567
                                                             ---------

NET ASSETS                                 $                    50,000
                                                             =========
Shares  Outstanding  (par value $0.001,  unlimited  shares  authorized  for each class):
     JPM Pierpont Shares                                         5,000
                                                             =========

Net Asset Value, Offering and Redemption Price
      Per Share                            $                     10.00
                                                             =========


The Accompanying Notes are an Integral Part of the Financial Statement.

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                                                        43

TAX AWARE DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENT
November 4, 1996
------------------------------------------------------------------------

1.  ORGANIZATION

Tax Aware Disciplined Equity Fund (the "Fund") is a series of JPM Series Trust, a Massachusetts business trust (the "Trust"). The investment objective of the Fund is to provide high total return while being sensitive to the impact of capital gains taxes on investors' returns. The Trustees of the Trust have divided the beneficial interests in the Fund into two classes of shares (JPM Institutional Shares and JPM Pierpont Shares, respectively). The Trust was organized on August 15, 1996, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 5,000 JPM Pierpont Shares (the "initial shares") of the Fund to FDI Distribution Services, Inc. ("FDSI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc.

The Fund has incurred $47,567 in organization expenses based on its allocable pro rata share of total organization expenses for the Fund and the other two initial series in the Trust. These costs are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. FDSI agrees that if it or any direct or indirect transferee of any of the initial shares redeems any of such shares prior to the fifth anniversary of the date the Fund commenced operations, FDSI will pay to the Fund an amount equal to the number resulting from multiplying the Fund's total unamortized organizational expenses by a fraction, the numerator of which is equal to the number of initial shares redeemed by FDSI or such transferee and the denominator of which is equal to the number of such shares held by FDSI outstanding as of the date of such redemption, as long as the administrative position of the staff of the Securities and Exchange Commission requires such reimbursement.

2.  SERVICE AGREEMENTS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide investment advice and portfolio management services to the Fund and the other series of the Trust. The Trust has also entered into (i) an Administrative Services Agreement with Morgan to provide administrative and related services to the Trust and (ii) a Shareholder Servicing Agreement with Morgan pursuant to which Morgan will provide shareholder servicing to shareholders of each class of the Fund. The Trust is a party to a Co-Administration Agreement and Distribution Agreement with Funds Distributor, Inc. ("FDI"), a wholly owned subsidiary of FDSI, pursuant to which FDI provides co-administration and distribution services, respectively, for the Trust. The officers of the Trust are employees of FDI. The Trust has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall responsibilities for the affairs of the Trust. The Trustees of the Trust represent all the existing shareholders of Pierpont Group, Inc.

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                                                        44

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of
Tax Aware Disciplined Equity Fund

In our opinion, the accompanying statement of assets and liabilities present fairly, in all material respects, the financial position of Tax Aware
Disciplined Equity Fund, (one of three funds comprising JPM Series Trust, hereafter referred to as the "Fund") at November 4, 1996, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on the financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion expressed above.


/s/ Price Waterhouse LLP PRICE WATERHOUSE LLP 1177 Avenue of the Americas New York, New York 10036
November 4, 1996

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                                                        45

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

STANDARD & POOR'S

CORPORATE AND MUNICIPAL BONDS

AAA - Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB-B - Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

SHORT-TERM TAX-EXEMPT NOTES

SP-1 - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.


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MOODY'S

CORPORATE AND MUNICIPAL BONDS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-    Leading market positions in well established industries.
-    High rates of return on funds employed.
- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

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-    Broad  margins in  earnings  coverage of fixed  financial  charges and high internal cash generation.
- Well established access to a range of financial markets and assured sources of alternate liquidity.

SHORT-TERM TAX EXEMPT NOTES

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

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



APPENDIX B

ADDITIONAL INFORMATION CONCERNING CALIFORNIA MUNICIPAL SECURITIES


     The following information is a summary of special factors affecting investments in California Municipal Securities. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by the State of California and certain of its municipalities and public authorities. It does not purport to be a complete description and is based on information from official statements relating to securities offerings of California issuers.

ECONOMIC FACTORS


PRIOR FISCAL YEARS' FINANCIAL RESULTS

FISCAL YEARS PRIOR TO 1995-96

     The state's budget problems in recent years have been caused by a combination of external economic conditions and a structural imbalance in that the largest General Fund Programs--K-14 education, health, welfare and corrections--were increasing faster than the revenue base, driven by the state's rapid population growth. These pressures are expected to continue as population trends maintain strong demand for health and welfare services, as the school age population continues to grow, and as the state's corrections program responds to a "Three Strikes" law enacted in 1994, which requires mandatory life prison terms for certain third-time felony offenders.

     As a result of these factors and others and especially because a severe recession between 1990-94 reduced revenues and increased expenditures for social welfare programs, from the late 1980s until 1992-93, the state had a period of budget imbalance. During this period, expenditures exceeded revenues in four out of six years, and the state accumulated and sustained a budget deficit in its budget reserve, the Special Fund, approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 fiscal year and for each fiscal year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance. The legislature and Governor agreed on the following principal steps to produce budget acts in the years 1991-92 to 1994-95, although not all these actions were taken in each year:

     significant cuts in health and welfare program expenditures;

     transfers of program responsibilities and funding from the state to local governments (referred to as "realignment"), coupled with some reduction in mandates on local government;

     transfer of about $3.6 billion in local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools under Proposition 98;



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     reduction in growth of support for higher education programs,  coupled with increases in student fees, through the 1994-95 fiscal year;

     maintenance of the minimum Proposition 98 funding guarantee for K-14 schools and the disbursement of additional funds to keep a constant level of about $4,200 per K-12 pupil through the 1993-94 fiscal year (see "Constitutional, Legislative and Other Factors--Proposition 98" below);

     revenue increases (particularly in the 1991-92 fiscal year budget), most of which were for a short duration;

     increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to illegal immigrants, although during this time frame, most of the additional aid requested by the administration was not received; and

     various one-time adjustments and accounting changes.

Despite these budget actions, as noted, the effects of the recession led to large, unanticipated deficits in the budget reserve, the Special Fund, as compared to projected positive balances. By the 1993-94 fiscal year, the accumulated deficit was so large that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, again using cross-fiscal year revenue anticipation warrants to partly finance the deficit into the 1995-96 fiscal year.

     Another consequence of the accumulated budget deficits, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the state's cash resources available to pay its ongoing obligations. When the legislature and the Governor failed to adopt a budget for the 1992-93 fiscal year by July 1, 1992, which would have allowed the state to carry out its normal annual cash flow borrowing to replenish its cash reserves, the state controller issued registered warrants to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally mandated payments, such as debt service on bonds and warrants. Between July 1 and September 4, 1992, when the budget was adopted, the state controller issued a total of approximately $3.8 billion of registered warrants.

     During the past several fiscal years, the state was forced to rely increasingly on external debt markets to meet its cash needs, as a succession of notes and revenue anticipation warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of a fiscal year, as noted earlier. The last and largest of these borrowings was $4.0 billion of revenue


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anticipation  warrants  which were  issued in July 1994 and matured on April 25,
1996.

1995-96 FISCAL YEAR

     The 1995-96 budget act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The budget act projected General Fund revenues and transfers of $44.1 billion, a 3.5% increase from the prior year. Expenditures were budgeted $43.4 billion, a 4% increase. The budget act also projected Special Fund revenues of $12.7 billion and appropriated Special Fund expenditures of $13.0 billion.

     Final data for the 1995-96 fiscal year showed revenues and transfers of $46.1 billion, some $2 billion over the original fiscal year estimate, which was attributed to the strong economic recovery. Expenditures also increased, to an estimated $45.4 billion, as a result of the requirement to expend revenues for schools under Proposition 98 and, among other things, failure of the federal government to enact welfare reform during the fiscal year and to budget new aid for illegal immigrant costs, both of which had been counted on to allow reductions in state costs. The Special Fund had a small negative balance of about $87 million at June 30, 1996, all but eliminating the accumulated budget deficit from the early 1990s. Available internal borrowable resources (available cash, after payment of all obligations due) on June 30, 1996 was about $3.8 billion, representing a significant improvement in the state's cash position and ending the need for deficit borrowing over the end of the fiscal year. The state's improved cash position allowed it to repay the $4.0 billion Revenue Anticipation Warrant issue on April 25, 1996, and to issue only $2.0 billion of revenue anticipation notes during the fiscal year, which matured on June 28, 1996.

     The 1995-96 budget act included substantial additional funding under Proposition 98 for schools and community colleges (about $1.0 billion General Fund and $1.2 billion total above 1994-95 levels). Because of higher than projected revenues in 1994-95, an additional $561 million ($92 per K-12 average daily attendance ("ADA")) was appropriated to the 1994-95 Proposition 98 entitlement. A large part of this was a block grant of about $50 per pupil for any one-time purpose. For the first time in several years, a full 2.7% cost-of-living allowance was funded. The budget was based on the settlement of the CTA V. GOULD litigation. See "Constitutional, Legislative and Other Factors--Proposition 98" below. Cuts in health and welfare costs totaled about $220 million, almost $700 million less than had been anticipated, because of the failure by the federal government to approve certain of these actions in a timely manner. The federal government also failed to appropriate all but $31 million of an anticipated $500 million in new federal aid for incarceration and health care costs of illegal immigrants. Funding from the General Fund for the University of California was increased by $106 million and for the California State University system by $97 million, with no increases in student fees.



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CURRENT STATE BUDGET

     The discussion below of the 1996-97 fiscal year budget, the proposed 1997-98 fiscal year budget and the table under "Summary of State Revenues and Expenditures" below are based on estimates and projections of revenues and expenditures for the current and upcoming fiscal year and must not be construed as statements of fact. These estimates and projections are based upon various assumptions which may be affected by numerous factors, including future economic conditions in the state and the nation, and there can be no assurance that the estimates will be achieved.

     Periodic reports on revenues and expenditures during the fiscal year are issued by the administration, the state controller's office and the legislative analyst's office. The Department of Finance issues a monthly bulletin which reports the most recent revenue receipts, comparing them to budget projections, and reports on other current developments affecting the budget. The administration also formally updates its budget projections twice during each fiscal year, generally in January and May, respectively.


1996-97 FISCAL YEAR


     1996-97 BUDGET ACT

     The 1996-97 budget act was signed by the Governor on July 15, 1996, along with various implementing bills. The Governor vetoed about $82 million of appropriations (both General Fund and Special Fund). With the signing of the budget act, the state implemented its regular cash flow borrowing program with the issuance of $3.0 billion of revenue anticipation notes to mature on June 30, 1997. The budget act appropriated a modest budget reserve in the Special Fund of $305 million, as of June 30, 1997. The Department of Finance projected that, on June 30, 1997, the state's available internal borrowable (cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no cross-fiscal year borrowing will be needed.

     Revenues - The legislature rejected the Governor's proposed 15% cut in personal income taxes (to be phased over three years) but did approve a 5% cut in bank and corporation taxes, to be effective for income years starting on January 1, 1997. As a result, revenues for the fiscal year were estimated to total $47.643 billion, a 3.3% increase over the final estimated 1995-96 revenues. Special Fund revenues were estimated to be $13.3 billion.

     Expenditures - The budget act contained General Fund appropriations totaling $47.251 billion, a 4% increase over the final estimated 1995-96 expenditures. Special Fund expenditures were budgeted at $12.6 billion.

     The following are principal features of the 1996-97 budget act:

     1. Proposition 98 funding for schools and community college districts increased by almost $1.6 billion (General Fund) and $1.65 billion total above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second year in a row, the full cost-of-living allowance (3.2%) was funded. The


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Proposition  98 increases  have brought K-12  expenditures  to almost $4,800 per
K-12 ADA, an almost 15% increase over the level prevailing during the recession years. Community colleges will receive an increase in funding of $157 million for 1996-97 out of this $1.6 billion total.

     Because of the higher than projected revenues in 1995-96, an additional $1.1 billion ($190 per K-12 ADA and $145 million for community colleges) was appropriated and retroactively applied towards the 1995-96 Proposition 98 guarantee, bringing K-12 expenditures in that year to over $4,600 per ADA. These new funds were appropriated for a variety of purposes, including block grants, allocations for each school site, facilities for class size reduction and a reading initiative. Similar retroactive increases totaling $230 million, based on final figures on revenues and state population growth, were made to the 1991-92 and the 1994-95 Proposition 98 guarantees, most of which was allocated to each school site.

     2. The budget act assumed savings of approximately $660 million in health and welfare costs which required changes in federal law, including federal welfare reform. The budget act further assumed federal law changes in August 1996 which would allow welfare cash grant levels to be reduced by October 1, 1996. These cuts totaled approximately $163 million of the anticipated $660 million savings.

     3. A 4.9% increase in funding for the University of California ($130 million General Fund) and the California State University system ($101 million General Fund), with no increases in student fees, maintaining the second year of the Governor's four-year "Compact" with the state's higher education units.

     4. The budget act assumed the federal government will provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants. These funds reduce appropriations in these categories that would otherwise have to be paid from the General Fund. (For purposes of cash flow projections, the Department of Finance expects $540 million of this amount to be received during the 1996-97 fiscal year.)

     5. General Fund support for the Department of Corrections was increased by about 7% over the prior year, reflecting estimates of increased prison population.

     6. With respect to aid to local governments, the principal new programs included in the budget act are $100 million in grants to cities and counties for law enforcement purposes and $50 million budgeted for competitive grants to local governments for programs to combat juvenile crime.

     The budget act did not contain any tax increases. As noted, there was a reduction in corporate taxes. In addition, the legislature approved another one-year suspension of the renters tax credit, saving $520 million in expenditures.

     Federal Welfare Reform - Following enactment of the 1996-97 budget act, Congress passed and the President signed (on August 22, 1996) the Personal


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Responsibility  and  Work  Opportunity  Act of  1996  (P.L.  104-193)  making  a fundamental reform of the current welfare system. Among many provisions, the law includes: (i) conversion of Aid to Families with Dependent Children from an entitlement program to a block grant titled Temporary Assistance for Needy
Families  ("TANF"),   with  lifetime  time  limits  on  TANF  recipients,   work
requirements and other changes; (ii) provisions denying certain federal welfare and public benefits to legal noncitizens, allowing states to elect to deny additional benefits (including TANF) to legal noncitizens, and generally denying almost all benefits to illegal immigrants; and (iii) changes in the food stamp program, including reducing maximum benefits and imposing work requirements.

     The law requires states to implement the new TANF program not later than July 1, 1997 and provides California approximately $3.7 billion in block grant funds for fiscal year 1996-97 for the provisions of the law. States are allowed to implement TANF as soon as possible and will receive a prorated block grant effective the date of application. The California State Plan was approved November 27, 1996 to allow grant reductions to be implemented effective January 1, 1997 and to allow the state to capture approximately $267 million in additional federal block grant funds over the currently budgeted level. None of the other federal changes needed to achieve the balance of the $660 million cost savings were enacted. Thus, in lieu of the $660 million savings initially assumed, it is now projected that savings will total approximately $320 million.

     A preliminary analysis of the law by the legislative analyst's office indicates that an overall assessment of how these changes will affect the state's General Fund will not be known for some time, and will depend on how the state implements the law. There are many choices including how quickly the state implements the law; the degree to which the state elects to make up for cuts in federal aid, provide more aid to counties, or cut some of its own existing programs for noncitizens; and the state's ability to avoid certain penalties written into the law.

     Other Subsequent Developments - With the continued strong economic recovery in the state, the Department of Finance has estimated, in connection with the release of the Governor's 1997-98 budget proposal, that revenues for the 1996-97 fiscal year will exceed initial projections by about $760 million. This increase will be offset by higher expenditures for K-14 school aid (pursuant to Proposition 98) and for health and welfare costs because federal law changes and other federal actions did not provide as much assistance to the state as was initially planned in the budget act. The department's updated projections show a balance in the Special Fund of $197 million, slightly lower than projected in July 1996. The department also projects the state's cash position will be stronger than originally estimated, with unused internal borrowable resources at June 30, 1997 of about $4.3 billion.

1997-98 FISCAL YEAR PROPOSED BUDGET

     On January 9, 1997, the Governor released his proposed budget for the 1997-98 fiscal year (the "Governor's Budget"). The Governor's Budget projects General Fund revenues and transfers in 1997-98 of $50.7 billion, a 4.6%


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increase from revised 1996-97  figures.  The Governor  proposes  expenditures of
$50.3 billion, a 3.9% increase from 1996-97. The Governor's Budget projects a balance in the Special Fund of $553 million on June 30, 1998. The Governor's Budget also anticipates about $3 billion of external borrowing for cash flow purposes during the year, with no requirement for cross-fiscal year borrowing.

     Among the major initiatives and features of the Governor's Budget are the following:

     1. A proposed 10% cut in the bank and corporation tax rate, to be phased in over two years.

     2. Proposition 98 funding for K-14 schools will be increased again, as a result of stronger revenues. Per-pupil funding for K-12 schools will reach $5,010, compared to $4,220 as recently as the 1993-94 fiscal year. Part of the new funding is proposed to be dedicated to the completion of the current program to reduce class size to 20 pupils in lower elementary grades and to expand the program by one grade, so that it will cover K-3rd grade.

     3. Funding for higher education will be increased consistent with a four-year "Compact" established in 1995-96. There is not projected to be any increase in student fees at any of the three levels of the state higher education system.

     4. The 1997-98 proposed Governor's Budget assumes approximately $500 million in savings contingent upon federal action. The Governor's Budget assumes that federal law will be enacted to remove the maintenance-of-effort requirement for Supplemental Security Income ("SSI") payments, thereby enabling the state to reduce grant levels pursuant to previously enacted state law ($279 million). The Governor's Budget also assumes the federal government will fund $216 million in costs of health care for illegal immigrants.


     THE ORANGE COUNTY BANKRUPTCY. On December 6, 1994, Orange County, California and its Investment Pool (the "Pool") filed for bankruptcy under Chapter 9 of the United States Bankruptcy Code. The subsequent restructuring led to the sale of substantially all of the Pool's portfolio and resulted in losses estimated to be approximately $1.7 billion (or approximately 22% of amounts deposited by the Pool investors). Approximately 187 California public entities - substantially all of which are public agencies within the county had various bonds, notes or other forms of indebtedness outstanding. In some instances the proceeds of such indebtedness were outstanding. In some instances the proceeds of such indebtedness were invested in the Pool.

     In April 1996, the county emerged from bankruptcy after closing on a $900 million recovery bond deal. At that time, the county and its financial advisors stated that the county had emerged from the bankruptcy without any structural fiscal problems and assured that the county would not slip back into bankruptcy. However, for many of the cities, schools and special districts that lost money in the county portfolio, repayment remains contingent on the outcome of litigation which is pending against investment firms and other finance professionals. Thus, it is impossible to determine

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the  ultimate  impact  of the  bankruptcy  and its after  math of these  various agencies and their claims.

CONSTITUTIONAL, LEGISLATIVE AND OTHER FACTORS

     Certain  California   constitutional   amendments,   legislative  measures,
executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.

     REVENUE DISTRIBUTION. Certain California Municipal Securities held by the California Fund may be obligations of issuers which rely in whole or in part on California state revenues for payment of these obligations. Property tax revenues and a portion of the State's General Fund surplus are distributed to counties, cities and their various taxing entities, and the state assumes certain obligations therefore paid out of local funds. Whether and to what extent a portion of the state's General Fund will be distributed in the future to counties, cities and their various entities is unclear.

     HEALTH CARE LEGISLATION. Certain California Municipal Securities held by the California Fund may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those California Municipal Securities.

     The federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment of services rendered to Medi-Cal beneficiaries in the future.

     Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The state may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.

     California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an

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exclusive  provider plan, which includes most health  maintenance  organizations
("HMOs"), private payers limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost, and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts
would  reduce  a  hospital's   patient  base  or  gross  revenues.   Conversely,
participation may maintain or increase the patient base, but may result in reduce payment and lower the income to the contracting hospitals.



     These California Municipal Securities may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured California Municipal Securities, the state treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated state funds.


     MORTGAGES AND DEEDS. Certain California Municipal Securities held by the California Fund may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

     Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. The

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debtor may reinstate the mortgage,  in the manner  described  above,  up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

     In addition, a court could not find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the federal or state constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

     Certain California Municipal Securities held by the California Fund may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single-family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

     Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan and then only if the borrower prepays in amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period. A prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt services on the outstanding debt obligations which financed such home mortgages.

     PROPOSITION 13. Certain California Municipal Securities held by the California Fund may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of
Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

     Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on (a) any indebtedness approved by the voters prior to July 1, 1978 or (b) any

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bonded indebtedness for the acquisition or improvement of real property approved on or after July 1, 1978 by two-thirds of the votes cast by the voters on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under 'full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

     Legislation enacted by the California legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978 and that each county will levy the maximum tax permitted by Article XIIIA.

     PROPOSITION 9. On November 6, 1979, an initiative known as "Proposition 0" or the "Gann Initiative" was approved by the California voters, which added
Article XIIIB to the California Constitution. Under Article XIIIB, state and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded form the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979 or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

     PROPOSITION 98. On November 8, 1988, the California voters approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed state funding of public education below the university level and the operation of the state appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIIIB by reference to state per capita personal income) and enrollment ("Test 2"), or
(c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in state per capital personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capital General Fund revenues, plus an additional small adjustment factor.

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If Test 3 is used in any year,  the  difference  between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita general fund revenue growth exceeds per capital personal income growth.

     Proposition 98 permits the legislature - by two-thirds vote of both houses, with the Governor's concurrence - to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain state tax revenues in excess of the Article XIIIB limit to K-14 schools.

     During the recession years of the early 1990s, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. In 1992, a lawsuit was filed, CALIFORNIA TEACHERS' ASSOCIATION V. GOULD, which challenged the validity of these off-budget loans. During the course of this litigation, a trial court determined that almost $2 billion in "loans" which had been provided to school districts during the recession violated the constitutional protection of support for public education. A settlement was reached on April 12, 1996 which ensures that future school finding will not be in jeopardy over repayment of these so-called loans.

     PROPOSITION 111. On June 30, 1989, the California legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 - on the June 5, 1990 ballot as Proposition 111 - was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the state and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of state General Fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of state school districts and community college districts in the base calculation for the next year, limited the amount of state tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the state appropriations limit. Additionally, Proposition 111 exempted from the state appropriations limit funding for capital outlays.

     PROPOSITION 62. On November 4, 1986, California voters approved an initiative statute known a Proposition 62. This initiative provided the following:


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     1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

     2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

     3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed.

     4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIA;

     5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

     6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

     7. Requires that, in the event a local government fails to comply with the provision of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

     8. Permits these provisions to be amended exclusively by the voters of the State of California.

     In September 1988, the California Court of Appeal in CITY OF WESTMINSTER V. COUNTY OF ORANGE, 204 Cal.App. 3d 623, 215 Cal.Rptr. 511 (Cal.Ct.App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in CITY OF WOODLAKE V. LOGAN, (1991) 230 Cal.App.3d 1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review bote the City of Westminster and the City of Woodlake decisions.

     In SANTA CLARA LOCAL TRANSPORTATION AUTHORITY V. GUARDINO, (Sept. 28, 1995) Cal.4th 220, reh'g denied, modified (Dec. 14, 1995) 12 Cal.4th 344e, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes and specifically disapproved of the City of Woodlake decision as erroneous. The court did not determine the

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correctness  of the CITY OF  WESTMINSTER  decision,  because that case  appeared distinguishable, was not relied on by the parties in GUARDINO, and involved taxes not likely to still be at issue. It is impossible to predict the impact of the court's decision on charter cities or on taxes imposed in reliance on the CITY OF WOODLAKE case.

     Senate Bill 1590 (O'Connell), introduced February 16, 1996, would make the GUARDINO decision inapplicable to any tax first imposed or increased by an ordinance or resolution adopted before December 14, 1995. The California Senate passed the bill on May 16, 1996, and it is currently pending in the California State Assembly. It is not clear whether the bill, if enacted would be constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.

     The voters will be presented with a new initiative constitutional amendment on the November 1996 ballot. The Right to Vote on Taxes Act, sponsored by the Howard Jarvis Taxpayers Association, seeks to strengthen Proposition 62 by requiring majority voter approval for general taxes, two-thirds voter approval for special taxes (including taxes imposed for specific purposes but placed in the General Fund), voter approval of existing local taxes enacted after January 1, 1995, and placing other restrictions on fees and assessments. As a constitutional amendment, the provisions would clearly apply to charter cities.

     Another initiative on the November 1996 ballot, a statutory initiative sponsored by the California Tax Reform Association, would reimpose the temporary 10 and 11 percent tax brackets and use the revenues from the increase to replace a portion of the property tax revenue shifted from cities, counties and special districts to schools on an ongoing basis since 1992.

     PROPOSITION 87. On November 8, 1988, California voters approved Proposition
87. Proposition 87 amended Article XVI Section 16 of the California Constitution by authorizing the California legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989.


ARTICLES XIIIC AND XIIID OF THE CALIFORNIA CONSTITUTION (PROPOSITION 218)

     On November 5, 1996, the voters of the state approved Proposition 218 - the "Right to Vote on Taxes Act." Proposition 218 adds Articles XIIIC and XIIID to the State Constitution, which affect the ability of local government, including charter cities, to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996, although application of some of its provisions is deferred until July 1, 1997. At this time the City of San Francisco (the "City") cannot predict the impact of Proposition 218 on the finances of the City, and no assurance can be given that Proposition 218 will not have a material adverse impact on the City's revenues.

     Article XIIIC requires that all new local taxes be submitted to the electorate for approval before such taxes become effective. General taxes,


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imposed for general governmental  purposes of the City, require a majority vote, and special taxes, imposed for specific purposes (even if deposited in the General Fund), require a two-thirds vote. Under Proposition 218, the City can only continue to collect taxes that were imposed after January 1, 1995 if they are approved by the voters by November 6, 1998. The voter approval requirements of Article XIIIC reduce the flexibility to deal with fiscal problems by raising revenue through new or extended or increased taxes, and no assurance can be given that the City will be able to raise taxes in the future to meet increased expenditure requirements.

     The City has reviewed the taxes it currently collects and has determined that a 2% increase in its hotel occupancy tax, a portion of the City's stadium admissions tax and its existing firearm/ammunition tax must be approved by local voters by November 6, 1998, in order for the City to continue collecting such taxes. The City has not yet determined whether it will place these taxes before local voters, and the City can make no assurances that, if placed before local voters, the voters will approve these taxes. For Fiscal Year 1995-96, the City expected to collect $17.1 million in revenue from the 2% increase in the hotel tax, $1.2 million from the stadium admissions tax and less than $100,000 in revenue from the firearm/ammunition tax.

     In addition, Article XIIIC clarifies the initiative power in matters of local taxes, assessments, fees and charges. Consequently, the voters of the City could, by initiative, repeal or reduce any existing local tax, assessment, fee or charge, or limit the future imposition or increase of any local tax, assessment, fee or charge. "Assessment," "fee" and "charge" are not defined in
Article  XIIIC,  and it is not clear whether the  definitions  of these terms in
Article XIIID (which are generally property-related as described below) would be applied to Article XIIIC. No assurance can be given that the voters of the City will not approve initiatives that repeal, reduce or prohibit the imposition or increase of local taxes, assessments, fees or charges.

     Article XIIID contains several new provisions making it generally more difficult for local agencies, such as the City, to levy and maintain "assessments" for local services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property and expressly includes standby charges. Article XIIID also includes new provisions affecting "fees" and "charges," defined for purposes of
Article XIIID to mean "any levy other than an ad valorem tax, a special tax or an assessment, imposed by a county upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and existing property-related fees and charges must conform to specific requirements and prohibitions set forth in the article. Further, before any property-related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charge. The City must then hold a hearing upon the proposed imposition or increase, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the City may not impose or increase the fee or charge. Moreover, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as


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                                                       B-15

"property-related" for purposes of Article XIIID), no property-related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

     The provisions of Proposition 218 have not been interpreted by any court, and the California legislature has not yet enacted any legislation implementing either Article XIIIC or Article XIIID. No assurance can be given that Articles XIIIC and XIIID will not limit the ability of the City to impose taxes or levy and collect assessments, fees and charges, nor that the City's ability to increase ad valorem taxes in order to pay the principal of and interest on the California municipal obligations, will not be adversely affected.



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                                                       B-16

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                                     PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:

         The following financial statements are included in Part A:


         Financial Highlights:
         JPM Pierpont Shares: Tax Aware U.S. Equity Fund (unaudited);
         JPM Pierpont Shares: Tax Aware Disciplned Equity Fund (unaudited); JPM Pierpont Shares: California Bond Fund; and
         JPM Institutional Shares: California Bond Fund


         The following financial statements are included in Part B:


         Tax Aware U.S. Equity Fund:
         Statement of Assets and Liabilities at November 4, 1996
         Report of Independent Accountants


         Tax Aware Disciplined Equity Fund:
         Statement of Assets and Liabilities at November 4, 1996
         Report of Independent Accountants


         The following financial statements are incorporated by reference into Part B:

         Tax Aware U.S. Equity Fund:
         Schedule of  Investments  at April 30, 1997  (unaudited)
         Statement  of Assets and  Liabilities  at April 30,  1997  (unaudited)
         Statement of Operations for the fiscal period ended April 30, 1997 (unaudited)
         Statement of Changes in Net Assets (unaudited)
         Financial Highlights (unaudited)
         Notes to Financial Statements April 30, 1997 (unaudited)

         Tax Aware Disciplined Equity Fund:
         Schedule of Investments at April 30, 1997 (unaudited)
         Statement of Assets and Liabilities at April 30, 1997 (unaudited) Statement of Operations for the fiscal period ended April 30, 199 (unaudited)
         Statement  of Changes in Net Assets  (unaudited)
         Financial  Highlights  (unaudited)
         Notes to Financial  Statements April 30, 1997 (unaudited)

         California Bond Fund:
         Schedule of Investments at April 30, 1997
         Statement of Assets and Liabilities at April 30, 1997
         Statement of Operations for the fiscal year ended April 30, 1997 Statement of Changes in Net Assets


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         Financial Highlights
         Notes to Financial Statements April 30, 1997

(b) Exhibits

1        Declaration of Trust.(1)

1(a) Amendment No. 1 to Declaration of Trust, Amended and Restated Establishment and Designation of Series and Classes of Shares.(2)


1(b) Amendment No. 2 to Declaration of Trust, Second Amended and Restated Establishment and Designation of Series and Classes of Shares.(4)


2        Restated By-Laws.(2)

5 Form of Investment Advisory Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan").(2)

6 Form of Distribution Agreement between Registrant and Funds Distributor, Inc. ("FDI").(2)

8 Form of Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").(2)

9(a)     Form of Co-Administration Agreement between Registrant and FDI.(2)

9(b)     Form of Administrative Services Agreement between Registrant and
         Morgan.(2)

9(c) Form of Transfer Agency and Service Agreement between Registrant and State Street.(2)

9(d)     Form of Shareholder Servicing Agreement between Registrant and
         Morgan.(2)


11       Consents of independent accountants.(4)


13       Purchase agreement with respect to Registrant's initial shares.(2)

16       Schedule for computation of performance quotations.(2)

19       Powers of attorney.(2)

20       18f-3 Plan.(3)


27.1     Financial data schedule.(4)

27.2     Financial data schedule.(4)

27.3     Financial data schedule.(4)

27.4     Financial data schedule.(4)


-------------------

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(1)      Incorporated herein from Registrant's registration statement on Form
         N-1A as filed on August 29, 1996 (Accession No. 0000912057-96-019242).


(2) Incorporated herein from Registrant's registration statement on Form N-1A as filed on November 8, 1996 (Accession No. 0001016964-96-000034).

(3) Incorporated herein from Registrant's registration statement on Form N-1A as filed on February 10, 1997
         (Accession No. 0001016964-97-000014).

(4)      Filed herewith.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

         Title of Class:  Shares of Beneficial Interest (par value $0.001)


         As of May 31, 1997

         Tax Aware U.S. Equity Fund:                 JPM Pierpont Shares:                        111
         Tax Aware Disciplined Equity Fund:          JPM Pierpont Shares:                        46
         California Bond Fund:                       JPM Pierpont Shares:                        19
         California Bond Fund:                       JPM Institutional Shares:                   48


ITEM 27. INDEMNIFICATION.


Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Section 5 of Registrant's Distribution Agreement.


Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.


Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether

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



such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

        Morgan is a New York trust company which is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated. Morgan conducts a general banking and trust business.

         To the knowledge of the Registrant, none of the directors, except those set forth below, or executive officers of Morgan is or has been during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of Morgan also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated, which owns all the outstanding stock of Morgan. Set forth below are the names, addresses, and principal business of each director of Morgan who is engaged in another business, profession, vocation or employment of a substantial nature.

         Riley P. Bechtel: Chairman and Chief Executive Officer, Bechtel Group, Inc. (architectural design and construction). His address is Bechtel Group, Inc., P.O. Box 193965, San Francisco, CA 94119-3965.


        Martin Feldstein: President and Chief Executive Officer, National Bureau of Economic Research, Inc. (national research institution). His address is National Bureau of Economic Research, Inc., 1050 Massachusetts Avenue, Cambridge, MA 02138-5398.

         Hanna H. Gray: President Emeritus, The University of Chicago (academic institution). Her address is The University of Chicago, Department of History, 1126 East 59th Street, Chicago, IL 60637.


         James R. Houghton: Retired Chairman, Corning Incorporated (glass products). His address is R.D.#2 Spencer Hill Road, Corning, NY 14830.


          James L. Ketelsen: Retired Chairman and Chief Executive Officer, Tenneco Inc. (oil, pipe-lines, and manufacturing). His address is 10 South Briar Hollow 7, Houston, TX 77027.

         John A. Krol: President and Chief Executive Officer, E.I. Du Pont de Nemours & Company (chemicals and energy company). His address is E.I. Du Pont de Nemours & Company, 1007 Market Street, Wilmington, DE 19898.


         Lee R. Raymond: Chairman and Chief Executive Officer, Exxon Corporation (oil, natural gas, and other petroleum products). His address is Exxon Corporation, 5959 Las Colinas Boulevard, Irving, TX 75039-2298.


         Richard D. Simmons: Retired; Former President, The Washington Post Company and International Herald Tribune (newspapers). His address is P.O. Box 242, Sperryville, VA 22740.



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



         Douglas C. Yearley: Chairman, President and Chief Executive Officer, Phelps Dodge Corporation (chemicals). His address is Phelps Dodge Corporation, 2600 N. Central Avenue, Phoenix, AZ 85004-3014.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) FDI, located at 60 State Street, Suite 1300, Boston, Massachusetts 02109, is the principal underwriter of the Registrant's shares. FDI is an indirectly wholly owned subsidiary of Boston Institutional Group, Inc., a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker-dealer registered under the Securities Exchange Act of 1934, as amended.

FDI acts as principal underwriter of the following investment companies other than the Registrant:

BJB Investment Funds
Burridge Funds
Foreign Fund, Inc.
Fremont Mutual Funds, Inc.
Harris Insight Funds Trust
H.T. Insight Funds, Inc. d/b/a
Harris Insight Funds
LKCM Fund
Monetta Fund, Inc.
Monetta Trust
The Munder Framlington Funds Trust
The Munder Funds, Inc.
The Munder Funds Trust
The PanAgora Institutional Funds
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
The Skyline Funds
St. Clair Money Market Fund
Waterhouse Investors Cash Management Funds, Inc.
The JPM Institutional Funds
The JPM Pierpont Funds
JPM Series Trust II

FDI does not act as depositor or investment adviser of any investment companies.

(b) The following is a list of officers, directors and partners of FDI. The principal address of all officers and directors is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

Name; Positions and Offices with Underwriter; Position and Offices with
Registrant:

Marie E. Connolly; Director, President and Chief Executive Officer; Vice President and Assistant Treasurer


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



Richard W. Ingram; Senior Vice President; President and Treasurer

John E. Pelletier; Senior Vice President and General Counsel; Vice President and Secretary

Donald R. Roberson; Senior Vice President; None

John F. Tower III; Senior Vice President, Chief Financial Officer and Treasurer; Vice President and Assistant Treasurer

Rui M. Moura; First Vice President; None

Bernard A. Whalen; First Vice President; None

John W. Gomez; Chairman and Director; None

William J. Nutt; Director; None

The information required by this Item 29 with respect to each director and officer of FDI is incorporated herein by reference to Schedule A of Form BD filed by FDI pursuant to the Securities Exchange Act of 1934 (SEC File No. 20518).

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Rules thereunder will be maintained at the offices of:


Morgan Guaranty Trust Company of New York: 60 Wall Street, New York, New York 10260-0060, 9 West 57th Street, New York, New York 10019 or 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as investment advisor, shareholder servicing agent and administrative services agent).


State Street Bank and Trust Company: 1776 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

Funds Distributor, Inc.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

Pierpont Group, Inc.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

ITEM 31. MANAGEMENT SERVICES.

         Not applicable.

ITEM 32. UNDERTAKINGS.

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



(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.



(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the second full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.




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




                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 19th day of June, 1997.


JPM SERIES TRUST


By       /s/ RICHARD W. INGRAM
         -------------------------
         Richard W. Ingram
         President and Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on June 19, 1997.


/s/ RICHARD W. INGRAM
---------------------------
Richard W. Ingram
President and Treasurer
(Principal Financial and Accounting Officer)

MATTHEW HEALEY*
---------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer

FREDERICK S. ADDY*
---------------------------
Frederick S. Addy
Trustee

WILLIAM G. BURNS*
---------------------------
William G. Burns
Trustee

ARTHUR C. ESCHENLAUER*
---------------------------
Arthur C. Eschenlauer
Trustee

MICHAEL P. MALLARDI*
---------------------------
Michael P. Mallardi
Trustee

*By      /s/ RICHARD W. INGRAM
         --------------------------
         Richard W. Ingram,
         as attorney-in-fact pursuant to a power of attorney previously filed.

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                                INDEX TO EXHIBITS

EXHIBIT NO.   DESCRIPTION OF EXHIBIT


EX-99.B1b     Amendment No. 2 to Declaration of Trust, Second Amended and
              Restated Establishment and Designation of Series and
              Classes of Shares

EX-99.B11     Consents of independent accountants


EX-27.1
to EX-27.4    Financial Data Schedules



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